UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-04984

AMERICAN BEACON FUNDS

(Exact name of registrant as specified in charter)

4151 Amon Carter Boulevard, MD 2450

Fort Worth, Texas 76155

(Address of principal executive offices)-(Zip code)

Gene L. Needles, Jr., PRESIDENT

4151 Amon Carter Boulevard, MD 2450

Fort Worth, Texas 76155

(Name and address of agent for service)

Registrant’s telephone number, including area code: (817) 391-6100

Date of fiscal year end: January 31, 2015

Date of reporting period: July 31, 2014

ITEM 1. REPORTS TO STOCKHOLDERS.

American Beacon
FUNDS

2014 SEMI-ANNUAL REPORT

JULY 31, 2014

ACADIAN EMERGING MARKETS MANAGED VOLATILTY FUND

EARNEST PARTNERS EMERGING MARKETS EQUITY FUND

SGA GLOBAL GROWTH FUND

GLOBAL EVOLUTION FRONTIER MARKETS INCOME FUND

About American Beacon Advisors

Since 1986, American Beacon Advisors has offered a variety of products and investment advisory services to numerous institutional and retail clients, including a variety of mutual funds, corporate cash management, and separate account management.

Our clients include defined benefit plans, defined contribution plans, foundations, endowments, corporations, financial planners, and other institutional investors. With American Beacon Advisors, you can put the experience of a multi-billion dollar asset management firm to work for your company.

Additional Information	Back Cover

Acadian Emerging Markets Managed Volatility, Earnest Partners Emerging Markets Equity and SGA Global Growth Funds may invest in futures contracts, which are a type of derivative investment. Investing in derivatives could result in losing more than the amount invested. Investing in foreign securities entails additional risk not associated with domestic securities, such as currency fluctuations, economic and political instability and differences in accounting standards. The risks of investing in foreign equities are heightened when investing in emerging markets. The Acadian Emerging Markets Managed Volatility Fund may produce more modest gains than other stock funds as a trade-off for the potentially lower downside risk from investments in lower volatility securities. Because the SGA Global Growth Fund may invest in fewer issues than a more diversified portfolio, the fluctuating value of a single holding may have a greater impact on the value of the Fund. Growth stocks typically are more volatile than value stocks; however, value stocks have a lower expected growth rate in earnings and sales. Global Evolution Frontier Markets Income Fund: Investing in fixed-income securities entails interest rate risk, which is the risk that fixed-income securities will decrease in value with increases in market interest rates. Frontier market debt may be particularly sensitive to interest rate fluctuations. Credit risk is the risk that the issuer of a bond will fail to make timely payment of interest or principal. Emerging and frontier market countries have experienced difficulty in servicing their sovereign debt on a timely basis, which has led to defaults and the restructuring of indebtedness. The decline in an issuer’s credit rating can cause the price of its bonds to go down. Investing in foreign securities entails additional risk not associated with domestic securities, such as currency fluctuations, economic and political instability and differences in accounting standards. The risks of investing in foreign securities are magnified when investing in emerging and frontier markets. Frontier market countries generally have smaller economies and less developed capital markets or legal, regulatory and political systems than traditional emerging market countries. It may be particularly difficult to enforce the rights of debt holders in frontier and emerging markets. Derivatives may involve certain costs and risks such as liquidity, interest rate, market, credit/counterparty, management and the risk that a position could not be closed when more advantageous. The Fund may invest significantly in a derivative type called a credit-linked note, which is a debt obligation the performance of which is tied to underlying sovereign debt. Investing in derivatives could result in losing more than the amount invested. Because the Fund may invest in fewer issuers than a more diversified portfolio, the fluctuating value of a single holding may have a greater impact on the value of the Fund. Please see the prospectus for a complete discussion of the Funds’ risks. There can be no assurances that the investment objectives of these Funds will be met.

Any opinions herein, including forecasts, reflect our judgment as of the end of the reporting period and are subject to change. The advisors’ strategies and the Funds’ portfolio composition will change depending on economic and market conditions. This report is not a complete analysis of market conditions and therefore, should not be relied upon as investment advice. Although economic and market information has been compiled from reliable sources, American Beacon Advisors, Inc. makes no representation as to the completeness or accuracy of the statements contained herein.

American Beacon Funds	July 31, 2014

Dear Shareholders,

After an unsteady start amid concerns regarding the direction of U.S. monetary policy, emerging markets staged an impressive rebound. An improving macroeconomic environment, as well as lower market volatility, were two key indicators that contributed to the late surge in the six-month period under review. Additionally, political leaders overseas continue to be proactive with their respective monetary policies amid rising geopolitical tension, particularly in frontier markets such as Iraq, Ukraine and the Middle East.

A combination of an improving U.S. labor market and an uptick in inflation spurred the U.S. Federal Reserve Bank (the “Fed”) to announce that it will likely end its bond-buying program in October. Each new month brings new data and with that, a new review of the facts to validate or alter the direction of quantitative easing. The decisions made in Washington will have a direct impact on the highly leveraged emerging and frontier economies.

It is likely that these two macroeconomic trends – U.S. monetary policy and geopolitical tensions – will continue to be major areas of interest for global and emerging market investors. While the headlines may rightly focus on the crisis zones, it is important to note that political and economic reforms enacted in countries such as Indonesia, China and India helped fuel the market outperformance in the back half of the period. Against this backdrop, the MSCI Emerging Markets Index returned 15.70% for the six months ended July 31, 2014, while the MSCI All Country World Index returned 9.26%.

Active managers who stay true to their investment disciplines can help navigate an always changing marketplace. We at American Beacon are fortunate to have several asset managers who have shown that kind of acumen over the course of many years and through varied market conditions.

For the six months ended July 31, 2014:

•	The American Beacon Acadian Emerging Markets Managed Volatility Fund (Investor Class) returned 15.45%.

•	The American Beacon Earnest Partners Emerging Markets Equity Fund (Investor Class) returned 16.80%.

•	The American Beacon SGA Global Growth Fund (Investor Class) returned 3.84%.

For the period from February 25, 2014 (the Fund’s inception), to July 31, 2014, the American Beacon Global Evolution Frontier Markets Income Fund (Investor Class) returned 5.49%.

Thank you for your continued investment in the American Beacon Funds. For additional information about the Funds or to access your account information, please visit our website at www.americanbeaconfunds.com.

Best Regards,

Gene L. Needles, Jr.

President

American Beacon Funds

American Beacon Acadian Emerging Markets Managed Volatility FundSM

Performance Overview

July 31, 2014 (Unaudited)

The Investor Class of the American Beacon Acadian Emerging Markets Managed Volatility Fund (the “Fund”) returned 15.45% for the six months ended July 31, 2014. The Fund underperformed the MSCI Emerging Markets Index (the “Index”) return of 15.70% for the period.

Total Returns for the Period ended 7/31/14

	6 Months*	Since Inception* 9/27/13
Institutional Class (1,3)	15.75%	11.06%
Y Class (1,3)	15.64%	10.96%
Investor Class(1,3)	15.45%	10.66%
A Class with sales charge (1,3)	8.76%	4.20%
A Class without sales charge (1,3)	15.34%	10.56%
C Class with sales charge (1,3)	13.97%	8.86%
C Class without sales charge (1,3)	14.97%	9.86%
MSCI Emerging Markets Index (2)	15.70%	8.81%

*Not annualized.

1.	Please note that the recent growth rate in the stock market has helped to produce short-term returns that are not typical and may not continue in the future. Performance shown is historical and is not indicative of future returns. Investment returns and principal value will vary, and shares may be worth more or less at redemption than at original purchase. Performance shown is calculated based on the published end of day net asset values as of the date indicated and current performance may be lower or higher than the performance data quoted. To obtain performance as of the most recent month end, please call 1-800-967-9009 or visit www.americanbeaconfunds.com. Fund per-formance in the table above does not reflect the deduction of taxes a shareholder would pay on distributions or the redemption of shares. A portion of the fees charged to each Class of the Fund has been waived since inception. Performance prior to waiving fees was lower than the actual returns shown since inception. A Class shares have a maximum sales charge of 5.75%. The maximum contingent deferred sales charge for the C Class is 1.00% for shares redeemed within one year of the date of purchase.
2.	The MSCI Emerging Markets Index is a market capitalization weighted index composed of companies that are representative of the market structure of developing countries in Latin America, Asia, Eastern Europe, the Middle East and Africa. One cannot directly invest in an index.
3.	The total annual Fund operating expense ratio set forth in the most recent Fund prospectus for the Institutional, Y, Investor, A and C Class shares was 2.01%, 2.11%, 2.38%, 2.41% and 3.16%, respectively. The expense ratios above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.

Prior to the deduction of expenses, the Fund outperformed the Index over the six-month period due to stock selection, as the Fund lost value through country allocation.

Stock selections in South Korea, Mexico and Brazil aided relative performance during the period, offsetting the impact of poor selections in India. The Fund benefited from investment in Daum Communications Corp (up 87.3%) and Samchully Co. Ltd. (up 46.3%) within South Korea, Grupo Financiero Interacciones SA de CV (up 36.8%) and Infraestructura Energetica Nova SAB de CV (up 35.4%) within Mexico, as well as GAEC Educacao SA (up 71.4%) and Kroton Educacional SA (up 80.7%) within Brazil. In India, detractors included Wipro Ltd. (down 10.1%) and WNS Holdings Ltd. (down 6.2%).

Relative contribution from country allocation was negative for the six-month period, as a result of overweighting Poland (up 2.1%) and underweighting Turkey (up 44.5%). Underweighting Russia (down 3.9%) and overweighting Brazil (up 26.0%) contributed positively to relative performance during the period.

The Fund’s basic philosophy remains focused on investing in a well-diversified portfolio of low volatility stocks that aims to maximize risk-adjusted returns.

Top Ten Holdings (% Net Assets)

America Movil, S.A.B. de C.V.	1.1
China Mobile Ltd.	1.1
China Telecom Corp., Ltd. H	1.1
Agricultural Bank of China H	1.0
Netcare Ltd.	1.0
GAEC Educacao S.A.	1.0
DiGi.Com Bhd	1.0
Infosys Technologies Ltd. Sponsored ADR	1.0
PetroChina Co., Ltd. H	1.0
HON HAI Precision Industry Co. Ltd.	1.0
Total Fund Holdings	263

American Beacon Acadian Emerging Markets Managed Volatility FundSM

Performance Overview

July 31, 2014 (Unaudited)

Country Allocation (% Equities)
Hong Kong/China	13.3
Brazil	12.8
South Africa	12.0
Taiwan	11.0
South Korea	10.0
Mexico	9.7
Malaysia	8.9
Poland	4.3
India	3.9
Philippines	3.0
Russia	2.5
Chile	1.7
Colombia	1.0
Thailand	1.0
Panama	0.9
Peru	0.9
Czech Republic	0.7
Egypt	0.6
Hungary	0.6
Greece	0.5
Indonesia	0.5
United Arab Emirates	0.2

Sector Allocation (% Equities)
Telecommunication Services	15.6
Financials	14.6
Consumer Staples	14.5
Information Technology	12.4
Consumer Discretionary	12.2
Utilities	9.3
Industrials	6.7
Energy	6.1
Health Care	5.2
Materials	3.4

American Beacon Earnest Partners Emerging Markets Equity FundSM

Performance Overview

July 31, 2014 (Unaudited)

The Investor Class of the American Beacon Earnest Partners Emerging Markets Equity Fund (the “Fund”) returned 16.80% for the six-month period ended July 31, 2014. The Fund outperformed the MSCI Emerging Markets Index (the “Index”) return of 15.70% for the period.

Total Returns for the Period ended 7/31/14

	6 Months*	Since Inception* 9/19/13
Institutional Class (1,3)	16.99%	4.00%
Y Class (1,3)	17.00%	3.90%
Investor Class (1,3)	16.80%	3.60%
A Class with sales charge (1,3)	9.99%	-2.45%
A Class without sales charge (1,3)	16.69%	3.50%
C Class with sales charge (1,3)	15.27%	1.90%
C Class without sales charge (1,3)	16.27%	2.90%
MSCI Emerging Markets Index (2)	15.70%	6.43%

*Not annualized

1.	Please note that the recent growth rate in the stock market has helped to produce short-term returns that are not typical and may not continue in the future. Performance shown is historical and is not indicative of future returns. Investment returns and principal value will vary, and shares may be worth more or less at redemption than at original purchase. Performance shown is calculated based on the published end of day net asset values as of the date indicated and current performance may be lower or higher than the performance data quoted. To obtain performance as of the most recent month end, please visit www.americanbeaconfunds.com or call 1-800-967-9009. Fund performance in the table above does not reflect the deduction of taxes a shareholder would pay on distributions or the redemption of shares. A portion of the fees charged to each Class of the Fund has been waived since inception. Performance prior to waiving fees was lower than the actual returns shown since inception. A Class shares have a maximum sales charge of 5.75%. The maximum contingent deferred sales charge for the C Class is 1.00% for shares redeemed within one year of the date of purchase.
2.	The MSCI Emerging Markets Index is a market capitalization weighted index composed of companies that are representative of the market structure of developing countries in Latin America, Asia, Eastern Europe, the Middle East and Africa. One cannot directly invest in an index.
3.	The total annual Fund operating expense ratio set forth in the most recent Fund prospectus for the Institutional, Y, Investor, A and C Class shares was 2.06%, 2.16%, 2.43%, 2.46%, and 3.21%, respectively. The expense ratios above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report .

The Fund outperformed the Index over the six-month period due to country allocation, as stock selection detracted from relative performance.

Relative to the Index, the Fund lost value through poor stock selections in China/Hong Kong, including Mindray Medical International Ltd. (down 12.9%) and China Oilfield Services Ltd. (down 2.8%). Stock selections in India, such as ICICI Bank Ltd. (up 59.8%) and HDFC Bank Ltd. (up 51.6%) contributed positively during the period.

From a country allocation perspective, the Fund’s relative outperformance stemmed from null weighting Russia (down 3.9%), and from overweighting Brazil and Colombia (up 26.0% and 28.9%, respectively). Overweighting the Czech Republic (up 7.9%) detracted from relative performance over the prior six months.

The Fund’s basic philosophy remains focused on investing in companies using a fundamental, bottom-up investment approach in concert with an emphasis on reducing downside deviation.

Top Ten Holdings (% Net Assets)

Weichai Power Co., Ltd. H	4.1
Samsung Electronics Co. Ltd.	4.0
Cielo S.A.	3.6
Controladora Commercial Mexicana, S.A.B. de C.V.	3.5
Advanced Semiconductor Engineering, Inc.	3.4
China Oilfield Services Ltd. H	3.4
Jiangxi Copper Co., Ltd. H	3.1
Bancolombia S.A., Sponsored ADR	2.8
Investec Ltd.	2.8
POSCO	2.7
Total Fund Holdings	42

American Beacon Earnest Partners Emerging Markets Equity FundSM

Performance Overview

July 31, 2014 (Unaudited)

Sector Allocation (% Equities)
Financials	32.4
Materials	15.6
Industrials	13.3
Consumer Discretionary	10.4
Consumer Staples	8.3
Information Technology	8.1
Energy	8.0
Health Care	2.1
Telecommunication Services	1.8

Country Allocation (% Equities)
Hong Kong/China	33.2
Brazil	14.4
South Korea	14.4
South Africa	6.6
Taiwan	6.5
India	4.9
Indonesia	3.9
Mexico	3.7
Colombia	3.0
Thailand	3.0
Turkey	2.5
Czech Republic	2.1
Malaysia	1.8

American Beacon SGA Global Growth FundSM

Performance Overview

July 31, 2014 (Unaudited)

The Investor Class of the American Beacon SGA Global Growth Fund (the “Fund”) returned 3.84% for the six months ended July 31, 2014. The Fund underperformed the MSCI All Country World Index (the “Index”) return of 9.26% for the period.

Total Returns for the Period ended 7/31/14

	6 Months*	1 Year	3 Years	Since Inception 12/31/10
Institutional Class (1,7)	4.06%	8.28%	8.93%	10.05%
Y Class (1,2,7)	3.91%	8.12%	8.88%	10.00%
Investor Class (1,3,7)	3.84%	7.89%	8.80%	9.94%
A Class with sales charge (1,4,7)	-7.52%	1.61%	6.66%	8.11%
A Class without sales charge (1,4,7)	3.76%	7.81%	8.77%	9.91%
C Class with sales charge (1,5,7)	2.38%	6.17%	8.56%	9.73%
C Class without sales charge (1,5,7)	3.38%	7.17%	8.56%	9.73%
MSCI All Country World Index (6)	9.26%	15.91%	10.41%	9.54%
MSCI All Country World Growth Index (6)	8.40%	15.93%	10.12%	9.52%

*Not annualized

1.	Performance shown is historical and is not indicative of future returns. Investment returns and principal value will vary, and shares may be worth more or less at redemption than at original purchase. Performance shown is calculated based on the published end of day net asset values as of the date indicated and current performance may be lower or higher than the performance data quoted. To obtain performance as of the most recent month end, please visit www.americanbeaconfunds.com or call 1-800-967-9009. Fund performance in the table above does not reflect the deduction of taxes a shareholder would pay on distributions or the redemption of shares. A portion of the fees charged to each Class of the Fund has been waived since inception. Performance prior to waiving fees was lower than the actual returns shown since inception.
2.	Fund performance for the one-year, three-year, and since inception periods represent the total returns achieved by the Institutional Class from 12/31/10 up to 10/4/13, the inception date of the Y Class, and the returns of the Y Class since its inception. Expenses of the Y Class are higher than those of the Institutional Class. As a result, total returns shown may be higher than they would have been had the Y Class been in existence since 12/31/10.
3.	Fund performance for the one-year, three-year, and since inception periods represent the total returns achieved by the Institutional Class from 12/31/10 up to 10/4/13, the inception date of the Investor Class, and the returns of the Investor Class since its inception. Expenses of the Investor Class are higher than those of the Institutional Class. As a result, total returns shown may be higher than they would have been had the Investor Class been in existence since 12/31/10.
4.	Fund performance for the one-year, three-year, and since inception periods represent the total returns achieved by the Institutional Class from 12/31/10 up to 10/4/13, the inception date of the A Class, and the returns of the A Class since its inception. Expenses of the A Class are higher than those of the Institutional Class. As a result, total returns shown may be higher than they would have been had the A Class been in existence since 12/31/10. The maximum sales charge for A Class is 5.75%.
5.	Fund performance for the one-year, three-year, and since inception periods represent the total returns achieved by the Institutional Class from 12/31/10 up to 10/4/13, the inception date of the C Class, and the returns of the C Class since its inception. Expenses of the C Class are higher than those of the Institutional Class. As a result, total returns shown may be higher than they would have been had the C Class been in existence since 12/31/10. The maximum contingent deferred sales charge for C Class is 1.00% for shares redeemed within one year of the date of purchase.
6.	The MSCI All Country World Index (“ACWI”) is a free float-adjusted, market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets. The MSCI All Country World Growth Index is designed to measure equity market performance of companies with higher growth values in developed and emerging markets. One cannot directly invest in an index.
7.	The total annual Fund operating expense ratio set forth in the most recent Fund prospectus for the Institutional, Y, Investor, A and C Class shares was 5.29%, 5.28%, 5.56%, 5.58% and 6.33%, respectively. The expense ratios above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.

The Fund underperformed the Index over the six-month period due to stock selection and country allocation.

Stock selections in the United States drove the Fund’s relative underperformance over the six-month period, including Cerner Corp (down 11.2%) and Visa Inc. (down 1.8%). Selections in China and the United Kingdom also detracted from relative performance, such as Shandong Weigao Group Medical Polymer Co Ltd. (down 9.8%) in China and Arm Holdings PLC (down 1.4%) in the United Kingdom. Selections in France, including Danone SA (up 12.0%), benefited the Fund’s relative performance during the period.

From a country allocation perspective, null weighting Canada and Australia (up 16.3% and

American Beacon SGA Global Growth FundSM

Performance Overview

July 31, 2014 (Unaudited)

18.4%, respectively) hurt relative performance, though null weighting Japan (up 5.3%) added value.

The Fund’s basic philosophy remains focused on investing in low-risk companies that offer predictable earnings and cash flow growth over the long term.

Top Ten Holdings (% Net Assets)

Google, Inc.	4.0
Schlumberger Ltd.	3.9
Sanofi	3.8
Visa, Inc.	3.8
Lowe’s Cos., Inc.	3.6
Nestle S.A.	3.5
State Street Corp.	3.5
Danone S.A.	3.4
Aon PLC	3.2
AIA Group Ltd.	3.1
Total Fund Holdings	35

Sector Allocation (% Equities)

Information Technology	28.2
Health Care	16.6
Consumer Staples	14.6
Consumer Discretionary	14.4
Financials	12.8
Energy	6.2
Materials	4.9
Industrials	2.3

Country Allocation (% Equities)

United States	50.0
Hong Kong/China	10.6
France	7.6
United Kingdom	6.6
Denmark	4.7
Switzerland	3.8
Germany	3.2
Ireland	2.8
Argentina	2.7
Netherlands	2.1
Mexico	2.0
Brazil	2.0
Sweden	1.9

American Beacon Global Evolution Frontier Markets Income FundSM

Performance Overview

July 31, 2014 (Unaudited)

The Investor Class of the American Beacon Global Evolution Frontier Markets Income Fund (the “Fund”) returned 5.49% from February 25, 2014, the inception date of the Fund, through July 31, 2014. The Fund underperformed the JPMorgan EMBI Global Diversified Index (the “Index”) return of 7.43% for the same period.

Total Returns for the Period ended 7/31/14

Since Inception* 2/25/14
Institutional Class (1,3)	5.57%
Y Class (1,3)	5.74%
Investor Class (1,3)	5.49%
A Class with sales charge (1,3)	0.43%
A Class without sales charge (1,3)	5.45%
C Class with sales charge (1,3)	3.92%
C Class without sales charge (1,3)	4.92%
JP Morgan EMBI Global Diversified Index (2)	7.43%

*Not annualized

1.	Performance shown is historical and is not indicative of future returns. Investment returns and principal value will vary, and shares may be worth more or less at redemption than at original purchase. Performance shown is calculated based on the published end of day net asset values as of the date indicated and current performance may be lower or higher than the performance data quoted. To obtain performance as of the most recent month end, please visit www.americanbeaconfunds.com or call 1-800-967-9009. Fund performance in the table above does not reflect the deduction of taxes a shareholder would pay on distributions or the redemption of shares. A portion of the fees charged to each Class of the Fund has been waived since inception. Performance prior to waiving fees was lower than the actual returns shown since inception. A Class shares have a maximum sales charge of 4.75%. The maximum contingent deferred sales charge for the C Class is 1.00% for shares redeemed within one year of the date of purchase.
2.	The JP Morgan EMBI Global Diversified Index is an emerging market debt benchmark that tracks dollar-denominated bonds issued by frontier and emerging market governments. One cannot directly invest in an index.
3.	The total annual Fund operating expense ratio set forth in the most recent Fund prospectus for the Institutional, Y, Investor, A, and C Class shares was 1.85%, 1.95%, 2.22%, 2.25%, and 3.00%, respectively. The expense ratios above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.

The Fund primarily invests in sovereign debt of frontier markets. “Frontier markets” typically describes smaller, less-developed markets at an earlier stage of economic and financial development than more mainstream emerging markets.

During the period, the Fund benefited from positive absolute returns across all but one country held in the portfolio. The most significant contributors to the Fund’s return came from holdings in Venezuela, Nigeria and Argentina. Holdings across the three countries generated double digit gains as Venezuela was up 23.6%, Nigerian holdings gained 12.8% and Argentinian positions climbed 15.3%.

The sub-advisor’s investment process involves both a top-down approach to assess macroeconomic factors affecting the relationships between developed, emerging and frontier countries, and a bottom-up process to determine the countries in which the Fund will make investments. This investment process has remained consistent since the inception of the Fund.

American Beacon Global Evolution Frontier Markets Income FundSM

Performance Overview

July 31, 2014 (Unaudited)

Top Ten Holdings (% Net Assets)

Kenya Infrastructure Bond, 11.00%, Due 9/15/25	4.3
Republic of Venezuela, 9.00%, Due 5/7/2023	4.1
Standard Chartered Bank CLN, Bangladesh Treasury Bond, 11.23%, Due 1/22/19	4.0
Nigeria Government Bond, 15.10%, Due 4/27/17	3.7
Republic of Rwanda, 6.625%, Due 5/2/2023	3.5
Serbia Treasury Bonds, 10.00%, Due 5/8/2017	3.4
Moz Ematum Finance, 6.305%, Due 9/11/2020	3.2
Republic of Senegal, 6.25%, Due 7/30/2024	3.2
Ivory Coast Government Bond, 5.75%, Due 12/31/32	3.1
Mongolia International Bond, 5.125%, Due 12/5/2022	3.1
Total Fund Holdings	46

Asset Allocation (% Total Investments)

Foreign Government Bonds	83.1
Short-Term Investments	10.1
Structured Notes	6.8

Country Allocation (% Fixed Income)

Kenya	5.0
Sri Lanka	4.8
Venezuala	4.7
United Kingdom	4.6
Nigeria	4.3
Zambia	4.2
Ecuador	4.2
Rwanda	4.1
Dominican Republic	3.9
Serbia	3.9
Senegal	3.7
Uganda	3.7
Mozambique	3.7
Ivory Coast	3.6
Pakistan	3.6
Mongolia	3.6
Egypt	3.3
Argentina	3.2
United States	2.9
Uruguay	2.6
Ghana	2.4
Georgia	2.2
Gabon	2.1
Honduras	2.0
Costa Rica	2.0
Belgium	1.7
Seychelles	1.7
Nicaragua	1.6
Brazil	1.5
Iraq	1.3
Belize	1.2
Armenia	1.0
Bosnia and Herzegovina	0.9
Turkey	0.8

American Beacon FundsSM

Fund Expenses

July 31, 2014 (Unaudited)

Fund Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and (2) ongoing costs, including management fees, administrative service fees, distribution (12b-1) fees, and other Fund expenses. The examples below are intended to help you understand the ongoing cost (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the period in each Class and held for the entire period from February 1, 2014 (or the inception date of the class) through July 31, 2014.

Actual Expenses

The “Actual” lines of the table provide information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. Shareholders of the Investor and Institutional Classes that invest in the Fund through an IRA or Roth IRA may be subject to a custodial IRA fee of $15 that is typically deducted each December. If your account was subject to a custodial IRA fee during the period, your costs would have been $15 higher.

Hypothetical Example for Comparison Purposes

The “Hypothetical” lines of the table provide information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed 5% per year rate of return before expenses (not the Fund’s actual return). You may compare the ongoing costs of investing in the Fund with other funds by contrasting this 5% hypothetical example and the 5% hypothetical examples that appear in the shareholder reports of the other funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. Shareholders of the Investor and Institutional Classes that invest in the Fund through an IRA or Roth IRA may be subject to a custodial IRA fee of $15 that is typically deducted each December. If your account was subject to a custodial IRA fee during the period, your costs would have been $15 higher.

You should also be aware that the expenses shown in the table highlight only your ongoing costs and do not reflect any transaction costs charged by the Fund, such as sales charges (loads). Similarly, the expense examples for other funds do not reflect any transaction costs charged by those funds, such as sales charges (loads), redemption fees or exchange fees. Therefore, the “Hypothetical” lines of the table are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. If you were subject to any transaction costs during the period, your costs would have been higher.

American Beacon FundsSM

Fund Expenses

July 31, 2014 (Unaudited)

Acadian Emerging Markets Managed Volatility Fund

	Beginning Account Value 2/1/14	Ending Account Value 7/31/14	Expenses Paid During Period* 2/1/14 - 7/31/14
Institutional Class
Actual	$1,000.00	$1,157.45	$7.22
Hypothetical **	$1,000.00	$1,018.10	$6.76
Y Class
Actual	$1,000.00	$1,156.41	$7.75
Hypothetical **	$1,000.00	$1,017.60	$7.25
Investor Class
Actual	$1,000.00	$1,154.49	$9.24
Hypothetical **	$1,000.00	$1,016.22	$8.65
A Class
Actual	$1,000.00	$1,153.44	$9.77
Hypothetical **	$1,000.00	$1,015.72	$9.15
C Class
Actual	$1,000.00	$1,149.74	$13.86
Hypothetical **	$1,000.00	$1,011.90	$12.97

*	Expenses are equal to the Fund’s annualized expense ratios for the six-month period of 1.35%, 1.45%, 1.73%, 1.83%, and 2.60% for the Institutional, Y, Investor, A, and C Classes respectively, multiplied by the average account value over the period, multiplied by the number derived by dividing the number of days in the most recent fiscal half-year (181) by days in the year (365) to reflect the half-year period.
**	5% return before expenses.

Earnest Partners Emerging Markets Equity Fund

	Beginning Account Value 2/1/14	Ending Account Value 7/31/14	Expenses Paid During Period* 2/1/14 - 7/31/14
Institutional Class
Actual	$1,000.00	$1,169.85	$7.26
Hypothetical **	$1,000.00	$1,018.10	$6.76
Y Class
Actual	$1,000.00	$1,170.05	$7.80
Hypothetical **	$1,000.00	$1,017.60	$7.25
Investor Class
Actual	$1,000.00	$1,167.99	$9.30
Hypothetical **	$1,000.00	$1,016.22	$8.65
A Class
Actual	$1,000.00	$1,166.86	$9.83
Hypothetical **	$1,000.00	$1,015.72	$9.15
C Class
Actual	$1,000.00	$1,162.71	$13.83
Hypothetical **	$1,000.00	$1,012.00	$12.87

*	Expenses are equal to the Fund’s annualized expense ratios for the six-month period of 1.35%, 1.45%, 1.73%, 1.83%, and 2.58% for the Institutional, Y, Investor, A, and C Classes respectively, multiplied by the average account value over the period, multiplied by the number derived by dividing the number of days in the most recent fiscal half-year (181) by days in the year (365) to reflect the half-year period.
**	5% return before expenses.

SGA Global Growth Fund

	Beginning Account Value 2/1/14	Ending Account Value 7/31/14	Expenses Paid During Period* 2/1/14 - 7/31/14
Institutional Class
Actual	$1,000.00	$1,040.61	$4.96
Hypothetical **	$1,000.00	$1,019.93	$4.91
Y Class
Actual	$1,000.00	$1,039.08	$5.46
Hypothetical **	$1,000.00	$1,019.44	$5.41
Investor Class
Actual	$1,000.00	$1,038.37	$6.87
Hypothetical **	$1,000.00	$1,018.05	$6.80
A Class
Actual	$1,000.00	$1,037.61	$7.38
Hypothetical **	$1,000.00	$1,017.55	$7.30
C Class
Actual	$1,000.00	$1,033.85	$11.09
Hypothetical **	$1,000.00	$1,013.88	$10.99

*	Expenses are equal to the Fund’s annualized expense ratios for the six-month period of 0.98%, 1.08%, 1.36%, 1.46%, and 2.20% for the Institutional, Y, Investor, A, and C Classes respectively, multiplied by the average account value over the period, multiplied by the number derived by dividing the number of days in the most recent fiscal half-year (181) by days in the year (365) to reflect the half-year period.
**	5% return before expenses.

Global Evolution Frontier Markets Income Fund

	Beginning Account Value 2/25/14	Ending Account Value 7/31/14	Expenses Paid During Period* 2/25/14 - 7/31/14
Institutional Class
Actual	$1,000.00	$1,055.70	$5.05
Hypothetical **	$1,000.00	$1,016.57	$4.98
Y Class
Actual	$1,000.00	$1,057.36	$5.50
Hypothetical **	$1,000.00	$1,016.13	$5.42
Investor Class
Actual	$1,000.00	$1,054.91	$6.72
Hypothetical **	$1,000.00	$1,014.94	$6.62
A Class
Actual	$1,000.00	$1,054.46	$6.89
Hypothetical **	$1,000.00	$1,014.76	$6.80
C Class
Actual	$1,000.00	$1,054.90	$10.38
Hypothetical **	$1,000.00	$1,011.41	$10.16

*	Expenses are equal to the Fund’s annualized expense ratios for the six-month period of 1.15%, 1.25%, 1.53%, 1.57%, and 2.35% for the Institutional, Y, Investor, A, and C Classes respectively, multiplied by the average account value over the period, multiplied by the number derived by dividing the number of days since Fund inception (157) by days in the year (365) to reflect the period.
**	5% return before expenses.

American Beacon Acadian Emerging Markets Managed Volatility FundSM

Schedule of Investments

July 31, 2014 (Unaudited)

	Shares	Fair Value
		(000’s)
Brazil - 12.33%
Common Stocks - (Cost $1,875)
AMBEV S.A.	4,300	$30
AMBEV S.A., ADRA	3,608	25
BB Seguridade Participacoes S.A.	5,100	74
BRF - Brasil Foods S.A.	4,000	98
Cia Providencia Industria e Comercio S.A.	1,200	4
Cielo S.A.	10,600	194
Companhia Brasileira de Distribuição (Pao de Acucar), Sponsored ADRA	2,105	102
Companhia Energetica de Minas Gerais, CEMIG S.A., Sponsored ADRA	15,065	125
CPFL Energia S.A.	11,500	100
CVC Brasil Operadora e Agencia de Viagens S.A.	21,800	138
EDP - Energias do Brasil S.A.	1,800	8
Estacio Participacoes S.A.	4,500	56
FII BTG Pactual Corp. Office FundB	2,821	150
GAEC Educacao S.A.	16,700	212
Kroton Educacional S.A.	6,800	181
Linx S.A.	5,100	122
Qualicorp S.A.C	2,400	28
Sao Martinho S.A.	2,400	40
Ser Educacional S.A.C	17,300	184
Telefonica Brasil S.A., ADRA	2,294	46
TIM Participacoes S.A.	5,500	29
Totvs S.A.	5,400	93
Ultrapar Participacoes S.A.	900	21
Via Varejo S.A.C D	13,300	140

Total Common Stocks		2,200

Preferred Stocks - (Cost $407)
AES Tiete S.A.	5,000	41
Cia Brasileira de Distribuicao Grupo Pao de Acucar	400	19
Cia de Gas de Sao Paulo	6,100	142
Cia Paranaense de Energia	2,000	31
Net Servicos de Comunicacao S.A.C	2,358	65
Telefonica Brasil S.A.	6,100	123

Total Preferred Stocks		421

Total Brazil		$2,621

Chile - 1.63%
Common Stocks - (Cost $374)
Banco de Chile, ADRA	1,212	91
Compania Cervecerias Unidas S.A., Sponsored ADRA	3,762	85
Empresa Nacional de Electricidad S.A., Sponsored ADRA	3,046	136
Vina Concha y Toro S.A., Sponsored ADRA	890	34

Total Chile		346

Colombia - 0.93%
Common Stocks - (Cost $242)
Ecopetrol S.A., Sponsored ADRA	5,837	197

	Shares	Fair Value
		(000’s)
Czech Republic - 0.63%
Common Stocks - (Cost $135)
CEZ A.S.J	4,732	$134

Egypt - 0.60%
Common Stocks - (Cost $113)
Eastern TobaccoC J	1,880	45
Egyptian International PharmaceuticalsC J	492	4
Global Telecom Holding, GDRC E J	14,166	49
Oriental Weavers J	1,503	10
Sidi Kerir Petrochemicals Co.J	3,417	9
Telecom Egypt J	5,457	10

Total Egypt		127

Greece - 0.44%
Common Stocks - (Cost $91)
Athens Water Supply & Sewage Co.C J	7,267	93

Hong Kong/China - 12.73%
Common Stocks - (Cost $2,443)
Agricultural Bank of China H J	455,000	222
Anhui Expressway Co., Ltd. H J	50,000	30
Baidu, Inc., Sponsored ADRA C J	24	5
Bank of China Ltd. H J	174,000	83
China Construction Bank H J	182,000	140
China Everbright Bank Co., Ltd. H J	127,000	59
China Life Insurance Co., Ltd. H J	1,000	3
China Mobile Ltd. J	20,500	227
China Petroleum & Chemical Corp. H J	164,000	162
China Shenhua Energy Co., Ltd. J	40,000	119
China Telecom Corp., Ltd. H J	400,000	224
China Travel International Investment Hong Kong Ltd. J	102,000	24
China Unicom Hong Kong Ltd. J	110,000	192
CNOOC Ltd. J	16,000	28
Dalian Port PDA Co., Ltd. J	14,000	4
Huaneng Power International, Inc. J	84,000	93
Huishang Bank Corp., Ltd. H J	66,000	29
Industrial & Commercial Bank of China Ltd. H J	163,000	112
Jiangsu Expressway Co., Ltd. H J	86,000	105
Labixiaoxin Snacks Group Ltd.C	43,000	8
NetEase, Inc., ADRA	579	49
People’s Insurance Co., Group H J	213,000	94
PetroChina Co., Ltd. H J	158,000	208
Shanghai Jin Jiang International Hotels Group Co., Ltd.C J	88,000	28
Shenzhen Expressway Co., Ltd. H J	90,000	54
Sun Art Retail Group Ltd. J	65,000	81
Tencent Holdings Ltd. J	9,500	153
Travelsky Technology Ltd. H J	93,000	84
WuXi PharmaTech Cayman, Inc., ADRA C J	1,290	40
Xinhua Winshare Publishing and Media Co., Ltd. H	57,000	48

Total Hong Kong/China		2,708

See accompanying notes

American Beacon Acadian Emerging Markets Managed Volatility FundSM

Schedule of Investments

July 31, 2014 (Unaudited)

	Shares	Fair Value
		(000’s)
Hungary - 0.60%
Common Stocks - (Cost $132)
Magyar Telekom Telecommunications PLCF J	30,902	$49
MOL Hungarian Oil and Gas PLCF J	87	4
Richter Gedeon Nyrt J	4,516	74

Total Hungary		127

India - 3.78%
Common Stocks - (Cost $718)
Dr Reddys Laboratories Ltd., ADRA	3,880	174
Infosys Technologies Ltd., Sponsored ADRA	3,803	209
Tata Motors Ltd., Sponsored ADRA	4,151	163
Wipro Ltd., ADRA	9,614	111
WNS Holdings Ltd., ADRA C	7,261	146

Total India		803

Indonesia - 0.46%
Common Stocks - (Cost $95)
Sawit Sumbermas Sarana Tbk PT J	489,800	54
Siloam International Hospitals Tbk PTCJ	46,800	44

Total Indonesia		98

Malaysia - 8.58%
Common Stocks - (Cost $1,744)
AMMB Holdings Bhd J	48,700	105
Axiata Group Bhd J	89,200	194
British American Tobacco BhdC J	1,900	42
DiGi.Com Bhd J	117,400	209
Dutch Lady Milk Industries Bhd J	300	4
Felda Global Ventures Holdings Bhd J	40,800	51
Fraser & Neave Holdings BhdC J	1,500	8
Hartalega Holdings Bhd J	1,300	3
IHH Healthcare Bhd J	70,800	104
Kossan Rubber Industries J	31,200	39
Malayan Banking Bhd J	12,700	39
Maxis Bhd J	45,900	97
Mega First Corp., Bhd J	10,200	7
Nestle Malaysia BhdC J	6,800	143
NTPM Holdings BhdC J	9,800	3
Panasonic Manufacturing Malaysia BhdC J	1,400	9
PBA Holdings Bhd J	23,200	9
Petronas Chemicals Group Bhd J	47,500	99
Pharmaniaga Bhd J	11,100	17
Public Bank BhdC J	21,600	134
Sime Darby Bhd J	61,100	182
Star Publications BhdC J	43,100	35
Telekom Malaysia Bhd J	104,200	204
Tenaga Nasional Bhd J	16,500	65
Tenaga Nasional Bhd, Sponsored ADRA	543	8
YTL Power International BhdC J	30,765	14

Total Malaysia		1,824

Mexico - 9.32%
Common Stocks - (Cost $1,689)
America Movil, S.A.B. de C.V., Series L, ADRA	5,056	119
America Movil, S.A.B. de C.V., Series L	97,148	115

	Shares	Fair Value
		(000’s)
Controladora Commercial Mexicana, S.A.B. de C.V.D	17,409	$64
Corp Actinver S.A.B. de C.V.	3,108	4
Embotelladoras Arca, S.A.B. de C.V.	24,954	176
Gruma S.A.B. de C.V., Sponsored ADRA	3,389	148
Grupo Aeromexico S.A.B. de C.V.C	58,592	98
Grupo Aeroportuario del Pacific	1,974	13
Grupo Financiero Interacciones S.A. de C.V.	25,057	182
Grupo Financiero Santander Mexico, S.A.B. de C.V., ADRA	381	5
Grupo Industrial Maseca S.A.B. de C.V.C	15,518	25
Grupo Lala S.A.B. de C.V.	76,014	194
Grupo Sanborns S.A. de C.V.	51,331	85
Grupo Sports World, S.A.B. de C.V.C	19,373	33
Grupo Televisa S.A., Sponsored ADRA	3,799	135
Industrias Bachoco S.A.B. de C.V.	20,898	93
Infraestructura Energetica Nova S.A.B. de C.V.	30,281	171
Megacable Holdings S.A.B. de C.V.C D	25,646	111
Organizacion Cultiba S.A.B. de C.V.C	12,353	22
Organizacion Soriana S.A.B. de C.V.	17,451	57
TF Administradora IndustrialB C	58,453	131

Total Mexico		1,981

Panama - 0.90%
Common Stocks - (Cost $177)
Avianca Holdings S.A., Sponsored ADRA	11,802	192

Peru - 0.86%
Common Stocks - (Cost $168)
Credicorp Ltd.	1,165	172
Edelnor S.A.	3,853	7
Enersur S.A.	1,343	4

Total Peru		183

Philippines - 2.85%
Common Stocks - (Cost $593)
Aboitiz Power Corp. J	42,200	36
ABS-CBN Broadcasting Corp., PDRI J	63,000	55
China Banking Corp.C J	4,800	6
Globe Telecom, Inc. J	2,875	115
Lopez Holdings Corp. J	198,100	24
Pepsi-Cola Products Philippines, Inc. J	138,900	15
Philippine Long Distance Telephone Co. J	2,885	202
Philweb Corp.C J	54,900	6
Robinsons Retail Holdings, Inc. J	44,880	68
San Miguel Pure Foods Co. J	11,510	61
Travellers International Hotel Group, Inc.C J	92,200	18

Total Philippines		606

Poland - 4.14%
Common Stocks - (Cost $866)
Amica Wronki S.A. J	320	9
Asseco Poland S.A. J	10,113	135
Enea S.A. J	9,389	46
Energa S.A. J	30,589	197
Netia S.A.C J	11,946	22

See accompanying notes

American Beacon Acadian Emerging Markets Managed Volatility FundSM

Schedule of Investments

July 31, 2014 (Unaudited)

	Shares	Fair Value
		(000’s)
Neuca S.A. J	134	$10
Orange Polska S.A. J	35,309	116
PGE S.A.C J	17,999	119
PKP Cargo S.A. J	6,545	149
Powszechny Zaklad Ubezpieczen S.A. J	274	39
Zaklady Lentex S.A. J	2,609	7
Zespol Elektrowni PAK S.A.C J	3,539	32

Total Poland		881

Russia - 2.44%
Common Stocks - (Cost $599)
Gazprom NEFT, Sponsored ADRA J	1,892	35
Gazprom OAO, Sponsored ADRA J	4,246	31
Lukoil OAO, Sponsored ADRA J	1,736	97
Mail.ru Group Ltd., Reg S, GDRC E G J	2,266	67
Mobile TeleSystems OJSC, Sponsored ADRA	4,413	79
Rosneft Oil Co., Reg S, GDRE G J	2,842	18
Rostelecom, Sponsored ADRA J	3,838	57
Sistema JSFC, Reg S, Sponsored GDREGJ	1,041	26
Surgutneftegas OAO, Sponsored ADRA J	15,620	108

Total Russia		518

South Africa - 11.53%
Common Stocks - (Cost $2,192)
Aeci Ltd. J	3,896	44
Aspen Pharmacare Holdings Ltd. J	1,780	48
Astral Foods Ltd. J	6,951	93
AVI Ltd. J	1,081	6
Clicks Group Ltd. J	20,113	123
Clover Industries Ltd.C J	72,845	118
Datatec Ltd.C J	7,891	41
EOH Holdings Ltd.C J	16,500	144
FirstRand Ltd. J	11,455	46
Life Healthcare Group Holdings Ltd. J	13,269	54
Mediclinic International Ltd.C J	13,644	109
MiX Telematics Ltd., Sponsored ADRA C	3,238	33
Mondi Ltd.C J	1,939	34
MTN Group Ltd. J	8,506	176
Netcare Ltd. J	74,584	216
Omnia Holdings Ltd.C J	4,763	103
Pick n Pay Holdings Ltd.C J	18,924	45
Pick n Pay Stores Ltd. J	28,773	157
Pioneer Foods Ltd. J	1,549	17
Sasol Ltd. J	3,238	187
Standard Bank Group Ltd. J	5,570	75
Steinhoff International Holdings Ltd. J	28,557	143
Telkom S.A. Ltd.C J	5,073	23
Tongaat Hulett Ltd. J	13,776	196
Vodacom Group Pty Ltd. J	11,720	137

Total Common Stocks		2,368

Preferred Stocks - (Cost $87)
Barclays Africa Group Ltd.C J	1,084	85

Total South Africa		2,453

South Korea - 9.60%
Common Stocks - (Cost $1,805)
Amorepacific Corp. J	63	108
BGF Retail Co., Ltd.C J	234	15
Busan City Gas Co., Ltd. J	779	33
Daehan Flour Mills Co., Ltd.C J	206	38

	Shares	Fair Value
		(000’s)
Daesung Energy Co., Ltd. J	8,599	$47
Dong-Il Corp.C J	564	44
E1 Corp.C J	208	15
Eugene Investment & Securities Co., Ltd.C J	3,510	8
GMB Korea Corp. J	4,370	35
Hanwha Corp.C J	2,990	85
Hyundai Motor Co. J	89	21
Ilshin Spinning Co., Ltd.C J	96	12
Industrial Bank of Korea J	7,150	107
Kia Motors Corp. J	1,050	62
KleanNara Co., Ltd.C J	2,682	15
Korea Electric Power Corp. J	1,770	72
KT Corp. J	3,580	116
LG Display Co., Ltd., ADRA	11,898	193
LG Electronics, Inc. J	730	54
Livart Furniture Co., Ltd.C J	570	18
Lotte Chilsung Beverage Co., Ltd. J	47	84
LS Networks Co., Ltd.C J	780	4
POSCO J	397	129
Sam Young Electronics Co., Ltd.C J	10,930	128
Samchully Co., Ltd.C J	612	100
Samsung Electronics Co., Ltd. J	136	177
Samyang Corp. J	1,200	68
Samyang Genex Co., Ltd.C J	324	35
Shinsegae Information & Communication Co., Ltd.C J	956	77
SK Telecom Co., Ltd. J	523	134
Telcoware Co., Ltd.C J	500	7

Total South Korea		2,041

Taiwan - 10.62%
Common Stocks - (Cost $2,085)
Ability Enterprise Co., Ltd.C J	26,000	19
Advanced International Multitech Co., Ltd.C J	2,000	2
Charoen Pokphand Foods PCLC J	18,000	17
Cheng Shin Industries J	57,000	144
China Bills Finance Corp.C J	22,000	8
China Steel Corp. J	115,000	99
China Synthetic RubberC J	94,000	93
Chunghwa Telecom Co., Ltd. J	40,000	122
CSBC Corp. J	6,000	4
Fine Blanking & Tool Co., Ltd.C J	5,000	8
First Financial Holding Co., Ltd. J	301,000	205
Formosa Taffeta Co., Ltd. J	22,000	24
Great Wall Enterprise Co., Ltd.C J	165,000	196
Greatek Electronics, Inc. J	141,000	182
HON HAI Precision Industry Co., Ltd. J	62,000	212
L&K Engineering Co., Ltd.C J	10,000	9
Lien Hwa Industrial Corp.C J	186,000	135
Microlife Corp.C J	10,000	23
Micro-Star International Co., Ltd.C J	56,000	86
Promate Electronic Co., Ltd. J	17,000	21
Shihlin Electric & Engineering Corp.C J	11,000	15
Stark Technology, Inc.C J	28,000	26
Systex Corp.C J	4,000	7
Taichung Commercial BankC J	136,000	49
Taiwan Cooperative Financial Holding Co., Ltd.C J	181,000	108
Taiwan Semiconductor Manufacturing Co., Ltd.C J	21,000	74

See accompanying notes

American Beacon Acadian Emerging Markets Managed Volatility FundSM

Schedule of Investments

July 31, 2014 (Unaudited)

	Shares	Fair Value
		(000’s)
Taiwan Semiconductor Manufacturing Co., Ltd., Sponsored ADRA	6,273	$125
Taiwan Sogo Shin Kong SECC J	17,000	24
Test-Rite International Co.C J	26,000	18
Trade-Van Information Services Co. J	16,000	14
TTet Union Corp.C J	12,000	30
Weikeng Industrial Co., Ltd.C J	8,000	6
Wowprime Corp. J	3,090	43
YC Co., Ltd.C J	6,000	4
YungShin Global Holding Corp. J	56,000	107

Total Taiwan		2,259

Thailand - 0.98%
Common Stocks - (Cost $196)
Electricity Genera PCLC J	25,600	116
Ratchaburi Electricity Generating Holding PCL, NVDRC,H	22,900	39
Thai Vegetable Oil PCL, NVDRC,H J	75,800	53

Total Thailand		208

United Arab Emirates - 0.17%
Common Stocks - (Cost $37)
DAMAC Real Estate Development Ltd., GDR, C E J	2,222	37

SHORT-TERM INVESTMENTS - 1.98% (Cost $422)
JPMorgan U.S. Government Money Market Fund, Capital Class	422,477	422

TOTAL INVESTMENTS - 98.10% (Cost $19,285)		20,859
OTHER ASSETS, NET OF LIABILITIES - 1.90%		405

TOTAL NET ASSETS - 100.00%		$21,264

Percentages are stated as a percent of net assets.

A	ADR - American Depositary Receipt.
B	REIT - Real Estate Investment Trust.
C	Non-income producing security.
D	Par value represents units rather than shares.
E	GDR - Global Depositary Receipt.
F	PLC - Public Limited Company.
G	Reg S - Security purchased under the Secrities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.
H	NVDR - Non Voting Depositary Receipt.
I	PDR - Philippine Depositary Receipt.
J	Fair valued pursuant to procedures approved by the Board of Trustees.

Futures Contracts Open on July 31, 2014 (000’s):
Description	Type	Number of Contracts	Expiration Date	Contract Value	Unrealized Appreciation (Depreciation)
Mini MSCI EAFE Emerging Markets September Futures	Long	8	September, 2014	$422	$(5)

				$422	$(5)

See accompanying notes

American Beacon Earnest Partners Emerging Markets Equity FundSM

Schedule of Investments

July 31, 2014 (Unaudited)

	Shares	Fair Value
		(000’s)
Brazil - 13.31%
Common Stocks - (Cost $611)
Banco Bradesco S.A., ADRA	9,233	$141
Cielo S.A.	12,200	223
Embraer S.A.	15,300	145
Natura Cosmeticos S.A.	3,900	61
Petroleo Brasileiro S.A., Sponsored ADRA B	5,838	93

Total Common Stocks		663

Preferred Stocks - (Cost $137)
Itau Unibanco Holding S.A., ADRA	10,066	155

Total Brazil		$818

Colombia - 2.77%
Common Stocks - (Cost $152)
Bancolombia S.A., Sponsored ADRA	2,722	170

Czech Republic - 1.92%
Common Stocks - (Cost $122)
Komercni Banka A.S.D	542	118

Hong Kong/China - 30.60%
Common Stocks - (Cost $1,832)
Anhui Conch Cement Co., Ltd. H D	41,000	155
China BlueChemical Ltd. H D	194,000	101
China Oilfield Services Ltd. H D	84,000	211
China Petroleum & Chemical Corp. H D	152,000	150
China Shipping Container Lines Co., Ltd. HB D	471,000	137
Dongfeng Motor Group Co., Ltd. H D	58,000	103
Great Wall Motor Co., H D	30,000	123
Industrial & Commercial Bank of China Ltd. H D	179,000	123
Jiangxi Copper Co., Ltd. H D	99,000	188
Mindray Medical International Ltd., Class A, Sponsored ADRA	3,958	119
Orient Overseas International Ltd. D	28,500	152
Weichai Power Co., Ltd. HB D	58,000	252
Zhejiang Expressway Co., Ltd. H D	62,000	67

Total Hong Kong/China		1,881

India - 4.56%
Common Stocks - (Cost $208)
HDFC Bank Ltd., ADRA	2,528	120
ICICI Bank Ltd., Sponsored ADRA	3,210	160

Total India		280

Indonesia - 3.65%
Common Stocks - (Cost $202)
Bank Rakyat Indonesia Persero Tbk PT D	124,500	114
Indofood Sukses Makmur Tbk PT D	183,000	110

Total Indonesia		224

Malaysia - 1.63%
Common Stocks - (Cost $107)
AMMB Holdings Bhd D	46,200	100

	Shares	Fair Value
		(000’s)
Mexico - 3.45%
Common Stocks - (Cost $238)
Controladora Commercial Mexicana, S.A.B. de C.V.C	57,700	$212

South Africa - 6.07%
Common Stocks - (Cost $373)
African Rainbow Minerals Ltd. D	5,182	96
Anglo American Platinum Ltd.B D	725	32
Impala Platinum Holdings Ltd. D	7,625	75
Investec Ltd. D	19,763	170

Total South Africa		373

South Korea - 13.28%
Common Stocks - (Cost $767)
CJ Corp.B D	1,031	146
Hyundai Mobis Co., Ltd. D	510	152
KT Corp. D	3,240	105
POSCO D	517	168
Samsung Electronics Co., Ltd. D	189	245

Total South Korea		816

Taiwan - 5.94%
Common Stocks - (Cost $320)
Advanced Semiconductor Engineering, Inc. D	178,000	212
Uni-President Enterprises Corp. D	80,000	153

Total Taiwan		365

Thailand - 2.73%
Common Stocks - (Cost $174)
Kasikornbank PCL D	15,300	101
PTT Global Chemical PCLB	34,800	67

Total Thailand		168

Turkey - 2.36%
Common Stocks - (Cost $133)
Akbank T.A.S. D	22,771	90
Turkiye Garanti Bankasi A.S. D	13,377	55

Total Turkey		145

SHORT-TERM INVESTMENTS - 7.34% (Cost $451)
JPMorgan U.S. Government Money Market Fund, Capital Class	451,125	451

TOTAL INVESTMENTS - 99.61% (Cost $5,827)		6,121
OTHER ASSETS, NET OF LIABILITIES - 0.39%		24

TOTAL NET ASSETS - 100.00%		$6,145

Percentages are stated as a percent of net assets.

A	ADR - American Depositary Receipt.
B	Non-income producing security.
C	Par value represents units rather than shares.
D	Fair valued pursuant to procedures approved by the Board of Trustees.

See accompanying notes

American Beacon Earnest Partners Emerging Markets Equity FundSM

Schedule of Investments

July 31, 2014 (Unaudited)

Futures Contracts Open on July 31, 2014 (000’s):

Description	Type	Number of Contracts	Expiration Date	Contract Value	Unrealized Appreciation (Depreciation)
Mini MSCI EAFE Emerging Markets September Futures	Long	8	September, 2014	$422	$5

				$422	$5

See accompanying notes

American Beacon SGA Global Growth FundSM

Schedule of Investments

July 31, 2014 (Unaudited)

	Shares	Fair Value
		(000’s)
Argentina - 2.55%
Common Stocks - (Cost $167)
MercadoLibre, Inc.	1,660	$154

Brazil - 1.87%
Common Stocks - (Cost $113)
AMBEV S.A., ADRA	16,445	113

Denmark - 4.41%
Common Stocks - (Cost $185)
Novo Nordisk A.S., Class BB D	3,335	154
Novozymes A.S., Class BB D	2,265	112

Total Denmark		266

France - 7.16%
Common Stocks - (Cost $422)
Danone S.A. D	2,829	204
Sanofi D	2,170	228

Total France		432

Germany - 2.95%
Common Stocks - (Cost $155)
SAP AG, Sponsored ADRA	2,263	178

Hong Kong/China - 9.94%
Common Stocks - (Cost $559)
AIA Group Ltd. D	35,330	189
Ping An Insurance Group Co., H D	14,690	125
Shandong Weigao Group Medical Co., Ltd. HB D	159,577	165
Tencent Holdings Ltd. D	7,470	121

Total Hong Kong/China		600

Ireland - 2.64%
Common Stocks - (Cost $159)
Perrigo Co. PLCC	1,060	159

Mexico - 1.86%
Common Stocks - (Cost $120)
Fomento Economico Mexicano, S.A.B. de C.V., Series B, ADRA D	1,195	112

Netherlands - 1.94%
Common Stocks - (Cost $124)
Core Laboratories N.V.	800	117

Sweden - 1.82%
Common Stocks - (Cost $131)
Elekta A.B., Class BB D	9,015	110

	Shares	Fair Value
		(000’s)
Switzerland - 3.53%
Common Stocks - (Cost $190)
Nestle S.A. D	2,870	$213

United Kingdom - 6.20%
Common Stocks - (Cost $376)
Aon PLCC	2,320	196
ARM Holdings PLCC D	12,475	178

Total United Kingdom		374

United States - 46.93%
Common Stocks - (Cost $2,438)
Amazon.com, Inc.B	448	140
Amgen, Inc.	960	122
Colgate-Palmolive Co.	2,906	184
Equinix, Inc.B	630	135
Fastenal Co.	2,980	132
Google, Inc., Class CB	420	241
LinkedIn Corp., Class AB	750	135
Lowe’s Cos., Inc.	4,557	218
Monsanto Co.	1,460	165
Qualcomm, Inc.	1,396	103
Salesforce.com, Inc.B	2,240	122
Schlumberger Ltd.	2,165	235
Starbucks Corp.	1,880	146
Starwood Hotels & Resorts Worldwide, Inc.	2,121	163
State Street Corp.	3,022	213
Visa, Inc., Class A	1,075	227
Yum! Brands, Inc.	2,169	151

Total United States		2,832

SHORT-TERM INVESTMENTS - 5.44% (Cost $328)
JPMorgan U.S. Government Money Market Fund, Capital Class	328,356	328

TOTAL INVESTMENTS - 99.24% (Cost $5,467)		5,988
OTHER ASSETS, NET OF LIABILITIES - 0.76%		46

TOTAL NET ASSETS - 100.00%		$6,034

Percentages are stated as a percent of net assets.

A	ADR - American Depositary Receipt.
B	Non-income producing security.
C	PLC - Public Limited Company.
D	Fair valued pursuant to procedures approved by the Board of Trustees.

See accompanying notes

American Beacon SGA Global Growth FundSM

Schedule of Investments

July 31, 2014 (Unaudited)

Futures Contracts Open on July 31, 2014 (000’s):

Description	Type	Number of Contracts	Expiration Date	Contract Value	Unrealized Appreciation (Depreciation)
Mini MSCI EAFE Emerging Markets September Futures	Long	1	September, 2014	$96	$(1)
S&P 500 Mini E Index September Futures	Long	2	September, 2014	192	—

				$288	$(1)

See accompanying notes

American Beacon Global Evolution Frontier Markets Income FundSM

Schedule of Investments

July 31, 2014 (Unaudited)

		Par AmountE	Fair Value
		(000’s)	(000’s)
Argentina - 2.76%
Foreign Government Obligations - 2.76%
Argentina Bonar Bonds, 7.00%, Due 4/17/2017		$500	$456
Provincia de Buenos Aires, 10.875%, Due 1/26/2021A		350	324
Republic of Argentina, 8.75%, Due 5/7/2024		550	516

Total Argentina (Cost $1,238)			1,296

Armenia - 0.90% (Cost $413)
Foreign Government Obligations - 0.90%
Republic of Armenia, 6.00%, Due 9/30/2020A		400	420

Bangladesh - 4.02% (Cost $1,907)
Structured Notes - 4.02%
Bangladesh Treasury Bond (Issuer Standard Chartered Bank), 11.23%, Due 1/15/2019B	BDT	1,850	1,884

Belize - 1.08% (Cost $497)
Foreign Government Obligations - 1.08%
Republic of Belize, 6.767%, Due 2/20/2038A B C	BZD	707	504

Bosnia and Herzegovina - 0.77% (Cost $368)
Foreign Government Obligations - 0.77%
Bosnia & Herzegovina Government Bond, 1.125%, Due 12/11/2021B F	EUR	625	359

Brazil - 1.39% (Cost $628)
Foreign Government Obligations - 1.39%
Nota Do Tesouro Nacional, 10.00%, Due 1/1/2025	BRL	1,650	650

Costa Rica - 1.73%
Foreign Government Obligations - 1.73%
Republic of Costa Rica,
11.13%, Due 3/28/2018A	CRC	200,000	396
11.50%, Due 12/21/2022A	CRC	210,000	418

Total Costa Rica (Cost $807)			814

Dominican Republic - 3.42%
Foreign Government Obligations - 3.42%
Dominican Republic,
15.95%, Due 6/4/2021A	DOP	21,500	639
11.50%, Due 5/10/2024A	DOP	40,000	968

Total Dominican Republic (Cost $1,598)			1,607

Ecuador - 3.67%
Foreign Government Obligations - 3.67%
Republic of Ecuador,A
9.375%, Due 12/15/2015A	DUR	300	315
7.95%, Due 6/20/2024A	DUR	1,350	1,404

Total Ecuador (Cost $1,667)			1,719

Egypt - 2.91% (Cost $1,347)
Foreign Government Obligations - 2.91%
Arab Republic of Egypt, 6.875%, Due 4/30/2040A		1,400	1,365

Gabon - 1.86% (Cost $856)
Foreign Government Obligations - 1.86%
Gabonese Republic, 6.375%, Due 12/12/2024A		800	870

Georgia - 1.94% (Cost $903)
Foreign Government Obligations - 1.94%
Republic of Georgia, 6.875%, Due 4/12/2021A		800	908

See accompanying notes

American Beacon Global Evolution Frontier Markets Income FundSM

Schedule of Investments

July 31, 2014 (Unaudited)

		Par AmountE	Fair Value
		(000’s)	(000’s)
Ghana - 2.07%
Foreign Government Obligations - 2.07%
Ghana Government Bond,
16.90%, Due 3/7/2016	GHS	$200	$52
26.00%, Due 6/5/2017	GHS	1,500	434
Republic of Ghana, 7.875%, Due 8/7/2023A	GHS	500	484

Total Ghana (Cost $1,115)			970

Honduras - 1.74% (Cost $811)
Foreign Government Obligations - 1.74%
Honduras Government Bond, 7.50%, Due 3/15/2024A		800	818

Iraq - 1.14% (Cost $527)
Foreign Government Obligations - 1.14%
Republic of Iraq, 5.80%, Due 1/15/2028A		600	534

Ivory Coast - 3.14% (Cost $1,421)
Foreign Government Obligations - 3.14%
Ivory Coast Government Bond, 7.774%, Due 12/31/2032A		1,500	1,472

Kenya - 4.33% (Cost $2,031)
Foreign Government Obligations - 4.33%
Kenya Infrastructure Bond, 11.00%, Due 9/15/2025	KES	176,000	2,029

Mongolia - 3.12% (Cost $1,492)
Foreign Government Obligations - 3.12%
Mongolia International Bond, 5.125%, Due 12/5/2022A	MNT	1,700	1,462

Mozambique - 3.22% (Cost $1,477)
Foreign Government Obligations - 3.22%
Moz Ematum Finance, 6.305%, Due 9/11/2020A		1,500	1,511

Nicaragua - 1.35% (Cost $654)
Foreign Government Obligations - 1.35%
Republic of Nicaragua, 5.00%, Due 2/1/2019		690	634

Nigeria - 3.75% (Cost $1,681)
Foreign Government Obligations - 3.75%
Nigeria Government Bond, 15.10%, Due 4/27/2017	NGN	260,000	1,756

Pakistan - 3.14%
Foreign Government Obligations - 3.14%
Islamic Republic of Pakistan,
7.25%, Due 4/15/2019A		1,150	1,196
7.875%, Due 3/31/2036A		300	276

Total Pakistan (Cost $1,462)			1,472

Rwanda - 3.55% (Cost $1,636)
Foreign Government Obligations - 3.55%
Republic of Rwanda, 6.625%, Due 5/2/2023A		1,600	1,664

Senegal - 3.21% (Cost $1,513)
Foreign Government Obligations - 3.21%
Republic of Senegal, 6.25%, Due 7/30/2024A		1,500	1,503

Serbia - 3.39% (Cost $1,688)
Foreign Government Obligations - 3.39%
Serbia Treasury Bonds, 10.00%, Due 5/8/2017	RSD	140,000	1,587

See accompanying notes

American Beacon Global Evolution Frontier Markets Income FundSM

Schedule of Investments

July 31, 2014 (Unaudited)

		Par AmountE	Fair Value
		(000’s)	(000’s)
Seychelles - 1.44% (Cost $635)
Foreign Government Obligations - 1.44%
Republic of Seychelles, 5.00%, Due 1/1/2026A B		$700	$676

Sri Lanka - 4.15%
Foreign Government Obligations - 4.15%
Sri Lanka Government Bond,
7.50%, Due 8/15/2018	LKR	130,000	981
10.60%, Due 7/1/2019	LKR	115,000	967

Total Sri Lanka (Cost $1,933)			1,948

Supranational - 1.49% (Cost $710)
Foreign Government Obligations - 1.49%
International Bank for Reconstruction and Development, 3.40%, Due 4/15/2017D	UYU	15,990	700

Turkey - 0.72% (Cost $314)
Foreign Government Obligations - 0.72%
Republic of Turkey, 10.70%, Due 2/24/2016	TRY	700	337

Uganda - 3.21%
Foreign Government Obligations - 3.21%
Uganda Government Bond,
13.375%, Due 2/25/2016	UGX	1,000,000	382
10.75%, Due 9/8/2016	UGX	1,700,000	621
14.125%, Due 12/1/2016	UGX	1,300,000	504

Total Uganda (Cost $1,562)			1,507

Uruguay - 2.25% (Cost $1,056)
Foreign Government Obligations - 2.25%
Uruguay Government International Bond, 5.00%, Due 9/14/2018D	UYU	22,667	1,057

Venezuela - 4.07% (Cost $1,815)
Foreign Government Obligations - 4.07%
Republic of Venezuela, 9.00%, Due 5/7/2023	VEF	2,275	1,906

Vietnam - 2.52% (Cost $1,151)
Structured Notes - 2.52%
Vietnam Government Bond (Issuer Citigroup, Inc.), 8.50%, Due 2/28/2016A	VND	1,100	1,183

Zambia - 3.63%
Foreign Government Obligations - 3.63%
Zambia Government Bond,
0.01%, Due 4/6/2015	ZMW	7,000	1,002
10.00%, Due 2/16/2017	ZMW	5,500	699

Total Zambia (Cost $1,722)			1,701

		Shares
SHORT-TERM INVESTMENTS - 9.81% (Cost $4,599)
JPMorgan U.S. Government Money Market Fund, Capital Class		4,599,049	4,599

TOTAL INVESTMENTS - 96.89% (Cost $45,234)			45,422
OTHER ASSETS, NET OF LIABILITIES - 3.11%			1,456

TOTAL NET ASSETS - 100.00%			$46,878

Percentages are stated as a percent of net assets.

See accompanying notes

American Beacon Global Evolution Frontier Markets Income FundSM

Schedule of Investments

July 31, 2014 (Unaudited)

A	Reg S - Security purchased under the Secrities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.
B	The coupon rate shown on floating or adjustable rate securities represents the rate at period end. The due date on these types of securities reflects the final maturity date.
C	Step Up/Down - A scheduled increase in the exercise or conversion price at which a warrant, an option, or a convertible security may be used to acquire shares of common stock.
D	Inflation-Indexed Note.
E	In U.S. Dollars unless otherwise noted.
F	Fair valued pursuant to procedures approved by the Board of Trustees.

Foreign Currency Contracts Open on July 31, 2014:

Type	Currency	Principal Amount Covered by Contract	Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Sell	EUR	1,339,126	8/22/2014	SSB	$15,024	$—	$15,024
Sell	EUR	669,563	8/22/2014	SSB	8,912	—	8,912

					$23,936	$—	$23,936

See accompanying notes

American Beacon FundsSM

Statements of Assets and Liabilities

July 31. 2014 (Unaudited) (in thousands, except share and per share amounts)

	Acadian Emerging Markets Managed Volatility Fund	Earnest Partners Emerging Markets Equity Fund	SGA Global Growth Fund	Global Evolution Frontier Markets Income Fund
Assets:
Investments in unaffiliated securities, at fair value A	$20,859	$6,122	$5,988	$45,422
Foreign currency, at fair valueB	54	—	—	110
Deposit with brokers for futures contracts	8	17	7	—
Dividends and interest receivable	80	17	6	790
Receivable for investments sold	—	—	—	814
Receivable for fund shares sold	278	—	—	3,466
Receivable for tax reclaims	1	—	2	—
Receivable for expense reimbursement (Note 2)	14	17	14	13
Unrealized appreciation of foreign currency contracts	—	—	—	24)
Prepaid expenses	37	28	44	116
Other assets	—	11	—	—

Total assets	21,331	6,212	6,061	50,755

Liabilities:
Payable for investments purchased	—	—	—	3,614
Payable for fund shares redeemed	—	—	—	228
Payable for variation margin from open futures contracts	—	8	—	—
Dividends payable	—	—	—	2
Management and investment advisory fees payable	12	4	2	19
Administrative service and service fees payable	7	2	2	14
Transfer agent fees payable	—	—	1	—
Custody and fund accounting fees payable	4	3	—	—
Professional fees payable	44	45	21	—
Payable for prospectus and shareholder reports	—	3	—	—
Other liabilities	—	2	1	—

Total liabilities	67	67	27	3,877

Net Assets	$21,264	$6,145	$6,034	$46,878

Analysis of Net Assets:
Paid-in-capital	19,491	5,940	5,352	46,497
Undistributed net investment income	216	29	20	43
Accumulated net realized gain (loss)	(12)	(124)	142	132
Unrealized appreciation of investments	1,608	319	525	408
Unrealized (depreciation) of currency transactions	(34)	(24)	(4)	(202)
Unrealized appreciation or (depreciation) of futures contracts	(5)	5	(1)	—

Net assets	$21,264	$6,145	$6,034	$46,878

Shares outstanding at no par value (unlimited shares authorized):
Institutional Class	1,168,824	306,208	371,420	1,164,995

Y Class	161,964	98,636	8,421	2,245,708

Investor Class	332,657	166,971	7,882	530,104

A Class	226,962	10,000	31,440	528,913

C Class	31,007	10,000	25,649	81,494

Net assets (not in thousands):
Institutional Class	$12,950,605	$3,183,177	$5,043,481	$11,995,732

Y Class	$1,793,299	$1,024,761	$114,226	$23,141,677

Investor Class	$3,675,292	$1,730,531	$106,667	$5,457,081

A Class	$2,505,330	$103,523	$425,186	$5,446,234

C Class	$339,937	$102,858	$344,705	$837,518

See accompanying notes

American Beacon FundsSM

Statements of Assets and Liabilities

July 31, 2014 (Unaudited) (in thousands, except share and per share amounts)

	Acadian Emerging Markets Managed Volatility Fund	Earnest Partners Emerging Markets Equity Fund	SGA Global Growth Fund	Global Evolution Frontier Markets Income Fund
Net asset value, offering and redemption price per share:
Institutional Class	$11.08	$10.40	$13.58	$10.30

Y Class	$11.07	$10.39	$13.56	$10.30

Investor Class	$11.05	$10.36	$13.53	$10.29

A Class	$11.04	$10.35	$13.52	$10.30

A Class (offering price)	$11.71	$10.98	$14.34	$10.81

C Class	$10.96	$10.29	$13.44	$10.28

A Cost of investments in unaffiliated securities	$19,285	$5,827	$5,467	$45,234
B Cost of foreign currency	$54	$—	$—	$111

See accompanying notes

American Beacon FundsSM

Statements of Operations

For the Six Months Ended July 31, 2014 (Unaudited) (in thousands)

	Acadian Emerging Markets Managed Volatility Fund	Earnest Partners Emerging Markets Equity Fund	SGA Global Growth Fund	Global Evolution Frontier Markets Income Fund
Investment Income:
Dividend income from unaffiliated securities (net of foreign taxes) A	$314	$67	$51	$—
Interest income	—	—	—	757

Total investment income	314	67	51	757

Expenses:
Management and investment advisory fees (Note 2)	57	17	14	55
Administrative service fees (Note 2):
Institutional Class	17	5	7	14
Y Class	1	1	—	12
Investor Class	4	2	—	2
A Class	3	—	1	1
C Class	—	—	1	1
Transfer agent fees:
Institutional Class	—	—	1	1
Y Class	—	—	—	1
Investor Class	—	1	1	1
A Class	—	—	—	1
C Class	—	—	—	1
Custody and fund accounting fees	33	24	11	15
Professional fees	42	43	31	76
Registration fees and expenses	49	49	49	37
Service fees (Note 2):
Y Class	1	—	—	4
Investor Class	3	1	—	2
A Class	1	—	—	1
Distribution fees (Note 2):
A Class	2	—	1	1
C Class	1	1	1	2
Prospectus and shareholder report expenses	5	6	5	5
Other expenses	3	5	4	2

Total expenses	222	155	127	235

Net fees waived and expenses reimbursed (Note 2)	(100)	(120)	(96)	(108)

Net expenses	122	35	31	127

Net investment income	192	32	20	630

Realized and unrealized gain (loss) from investments:
Net realized gain (loss) from:
Investments	16	(21)	111	149
Foreign currency transactions	(13)	(9)	—	16
Futures contracts	41	36	14	—
Change in net unrealized appreciation or (depreciation) of:
Investments	1,793	553	69	408
Foreign currency transactions	298	61	(4)	(202)
Futures contracts	7	6	9	—

Net gain from investments	2,142	626	199	371

Net increase in net assets resulting from operations	$2,334	$658	$219	$1,001

A Foreign taxes	36	7	5	28

See accompanying notes

American Beacon FundsSM

Statements of Changes in Net Assets (in thousands)

	Acadian Emerging Markets Managed Volatility Fund		Earnest Partners Emerging Markets Equity Fund
	Six Months Ended July 31, 2014	From September 27 to January 31, 2014	Six Months Ended July 31, 2014	From September 19 to January 31, 2014
	(unaudited)		(unaudited)
Increase (Decrease) in Net Assets:
Operations:
Net investment income (loss)	$192	$19	$32	$(9)
Net realized gain (loss) from investments, futures contracts, and foreign currency transactions	44	(46)	6	(134)
Change in net unrealized appreciation or (depreciation) from investments, futures contracts, and foreign currency transactions	2,098	(529)	620	(320)

Net increase (decrease) in net assets resulting from operations	2,334	(556)	658	(463)

Distributions to Shareholders:
Net investment income:
Institutional Class	—	(5)	—	—
Y Class	—	—	—	—
Investor Class	—	(1)	—	—
A Class	—	—	—	—
C Class	—	—	—	—

Net distributions to shareholders	—	(6)	—	—

Capital Share Transactions:
Proceeds from sales of shares	6,711	8,053	2,416	1,974
Reinvestment of dividends and distributions	—	6	—	—
Cost of shares redeemed	(268)	(10)	(498)	(942)
Redemption fees	—	—	—	—

Net increase in net assets from capital share transactions	6,443	8,049	1,918	1,032

Net increase in net assets	8,777	7,487	2,576	569

Net Assets:
Beginning of period	12,487	5,000	3,569	3,000

End of Period *	$21,264	$12,487	$6,145	$3,569

* Includes undistributed net investment income (loss) of	$216	$8	$29	$(2)

See accompanying notes

American Beacon FundsSM

Statements of Changes in Net Assets (in thousands)

	SGA Global Growth Fund			Global Evolution Frontier Markets Income Fund
	Six Months Ended July 31, 2014	Four Months Ended Jan. 31, 2014	Year Ended Sept. 30, 2013	From Feb. 25 to July 31, 2014
	(unaudited)			(unaudited)
Increase (Decrease) in Net Assets:
Operations:
Net investment income	$20	$2	$(8)	$630
Net realized gain from investments, futures contracts, and foreign currency transactions	125	54	81	165
Change in net unrealized appreciation or (depreciation) from investments, futures contracts, and foreign currency transactions	74	(24)	252	206

Net increase in net assets resulting from operations	219	32	325	1,001

Distributions to Shareholders:
Net investment income:
Institutional Class	—	—	—	(267)
Y Class	—	—	—	(268)
Investor Class	—	—	—	(50)
A Class	—	—	—	(26)
C Class	—	—	—	(9)
Net realized gain from investments:
Institutional Class	—	(86)	(37)	—
Y Class	—	(2)	—	—
Investor Class	—	(2)	—	—
A Class	—	(7)	—	—
C Class	—	(2)	—	—

Net distributions to shareholders	—	(99)	(37)	(620)

Capital Share Transactions:
Proceeds from sales of shares	418	994	1,984	36,494
Reinvestment of dividends and distributions	—	99	37	616
Cost of shares redeemed	(25)	(9)	(1)	(613)

Net increase in net assets from capital share transactions	393	1,084	2,020	36,497

Net increase in net assets	612	1,017	2,308	36,878

Net Assets:
Beginning of period	5,422	4,405	2,097	10,000

End of Period *	$6,034	$5,422	$4,405	$46,878

* Includes undistributed net investment income (loss) of	$20	$—	$(7)	$43

See accompanying notes

American Beacon FundsSM

Notes to Financial Statements

July 31, 2014 (Unaudited)

1. Organization and Significant Accounting Policies

American Beacon Funds (the “Trust”), which is comprised of twenty-nine Funds, is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company. These financial statements and notes to the financial statements relate to the American Beacon Acadian Emerging Markets Managed Volatility Fund (“Acadian”), the American Beacon Earnest Partners Emerging Markets Equity Fund (“Earnest Partners”), the American Beacon SGA Global Growth Fund (“SGA”), and the American Beacon Global Evolution Frontier Markets Income Fund (“Global Evolution”) (each a “Fund” and collectively, the “Funds”), each a series of the Trust.

American Beacon Advisors, Inc. (the “Manager”) is a wholly-owned subsidiary of Lighthouse Holdings, Inc. and was organized in 1986 to provide business management, advisory, administrative and asset management consulting services to the Trust and other investors.

Class Disclosure

February 25, 2014 was the inception date of all classes of the Global Evolution Fund.

Each Fund has multiple classes of shares designed to meet the needs of different groups of investors. The following table sets forth the differences amongst the classes:

Class:	Offered to:
Institutional Class	Investors making an initial investment of $250,000

Y Class	Investors making an initial investment of $100,000

Investor Class	General public and investors investing directly or through an intermediary

A Class	General public and investors investing through an intermediary with applicable sales charges, which may include a front-end sales charge and a contingent deferred sales charge (“CDSC”)

C Class	General public and investors investing through an intermediary with applicable sales charges, which may include a CDSC

Each class offered by the Trust has equal rights as to assets and voting privileges. Income and non-class specific expenses are allocated daily to each class on the basis of the relative net assets. Realized and unrealized capital gains and losses of each class are allocated daily based on the relative net assets of each class of the respective Fund. Class specific expenses, where applicable, currently include administrative service fees, service fees, and distribution fees and vary amongst the classes as described more fully in Note 2.

2. Transactions with Affiliates

Management Agreement

The Trust and the Manager are parties to a Management Agreement that obligates the Manager to provide or oversee the provision of all investment advisory, fund management, and securities lending services. As compensation for performing the duties required under the Management Agreement, the Manager receives from the Funds an annualized fee equal to 0.05% of the average daily net assets. The Funds pay the unaffiliated investment advisors hired to direct investment activities of the Funds. Management fees paid by the Funds during the six months ended July 31, 2014 were as follows (in thousands):

Fund	Management Fee Rate	Management Fee	Amounts paid to Investment Advisors	Net Amounts Retained by Manager
Acadian	0.69%	$57	$53	$4
Earnest Partners	0.72%	17	16	1
SGA	0.49%	14	13	1
Global Evolution	0.55%	55	50	5

American Beacon FundsSM

Notes to Financial Statements

July 31, 2014 (Unaudited)

Administrative Services Agreement

The Manager and the Trust entered into an Administrative Services Agreement which obligates the Manager to provide or oversee administrative services to each Fund. As compensation for performing the duties required under the Administrative Services Agreement, the Manager receives an annualized fee of 0.30% of the average daily net assets of the Institutional, Y, and Investor Classes of the Funds. Prior to June 30, 2014, the Manager received an annualized fee of 0.40% of the average daily net assets of the A and C Classes of the Fund. Beginning July 1, 2014, the Manager received an annualized fee of 0.30% of the average daily net assets of the A and C Classes of the Funds.

Distribution Plans

The Funds, except for the A and C Classes, have adopted a “defensive” Distribution Plan (the “Plan”) in accordance with Rule 12b-1 under the Act, pursuant to which no separate fees will be charged to the Funds for distribution purposes. However, the Plan authorizes the management and administrative service fees received by the Manager and the investment advisors hired by the Manager to be used for distribution purposes. Under this Plan, the Funds do not intend to separately compensate the Manager or any other party, either directly or indirectly, for the distribution of Fund shares.

Separate Distribution Plans (the “Distribution Plans”) have been adopted pursuant to Rule 12b-1 under the Act for the A and C Classes of the Funds. Under the Distribution Plans, as compensation for distribution assistance, the Manager receives an annual fee of 0.25% of the average daily net assets of the A Class and 1.00% of the average daily net assets of the C Class. The fee will be payable without regard to whether the amount of the fee is more or less than the actual expenses incurred in a particular month by the Manager for distribution assistance.

Service Plans

The Manager and the Trust entered into Service Plans that obligate the Manager to oversee additional shareholder servicing of the Y, Investor, A, and C Classes. As compensation for performing the duties required under the Service Plans, the Manager receives 0.10% of the average daily net assets of the Y Class, 0.15% of the average daily net assets of the A and C Classes, and up to 0.375% of the average daily net assets of the Investor Class of the Funds.

Interfund Lending Program

Pursuant to an exemptive order issued by the Securities and Exchange Commission (“SEC”), the Funds, along with other registered investment companies having management contracts with the Manager, may participate in an interfund lending program. This program provides an alternative credit facility allowing the Funds to borrow from other participating Funds. During the six months ended July 31, 2014, the Earnest Partners Fund borrowed on average $125,909 for 3 days at an average rate of 0.70% with interest charges of $7. These amounts are recorded as interest expense on the Statements of Operations herein.

Expense Reimbursement Plan

The Manager agreed to reimburse the following Funds to the extent that total annual fund operating expenses exceeded a Fund’s expense cap. For the six months ended July 31, 2014, the Manager waived or reimbursed expenses as follows:

American Beacon FundsSM

Notes to Financial Statements

July 31, 2014 (Unaudited)

		Expense Cap
Fund	Class	2/2/14 - 6/30/14	7/1/14 - 7/31/14	Reimbursed or (Recovered) Expenses	Expiration
Acadian	Institutional	1.35%	1.35%	$74,187	2018
Acadian	Y	1.45%	1.45%	5,209	2018
Acadian	Investor	1.73%	1.73%	12,413	2018
Acadian	A	1.85%	1.75%	7,536	2018
Acadian	C	2.60%	2.50%	1,256	2018
Earnest Partners	Institutional	1.35%	1.35%	87,816	2018
Earnest Partners	Y	1.45%	1.45%	9,150	2018
Earnest Partners	Investor	1.73%	1.73%	17,271	2018
Earnest Partners	A	1.85%	1.75%	2,698	2018
Earnest Partners	C	2.60%	2.50%	2,686	2018
SGA	Institutional	0.98%	0.98%	81,508	2018
SGA	Y	1.08%	1.08%	1,962	2018
SGA	Investor	1.36%	1.36%	2,208	2018
SGA	A	1.48%	1.38%	6,752	2018
SGA	C	2.23%	2.13%	3,909	2018
Global Evolution	Institutional	1.15%	1.15%	57,213	2018
Global Evolution	Y	1.25%	1.25%	37,181	2018
Global Evolution	Investor	1.53%	1.53%	6,406	2018
Global Evolution	A	1.65%	1.55%	4,618	2018
Global Evolution	C	2.40%	2.30%	2,478	2018

Of these amounts, $14,059 $16,551, $14,068, and $13,210 was payable to the Manager at July 31, 2014 for the Acadian, Earnest Partners, SGA, and Global Evolution Funds, respectively. The Funds have adopted an Expense Reimbursement Plan whereby the Manager may seek repayment of fees waived or expenses reimbursed for a period of up to three years. However, reimbursement will occur only if the Class’ average net assets have grown or expenses have declined sufficiently to allow reimbursement without causing its expense ratio to exceed the previously agreed upon contractual expense limit. The carryover of excess expenses potentially reimbursable to the Manager are as follows:

Fund	Recovered Expenses	Excess Expense Carryover	Expiration of Reimbursed Expenses
Acadian	$—	$118,179	2017
Earnest Partners	—	148,500	2017
SGA	—	79,392	2017

During the period ended July 31, 2014, the Funds did not record a liability for potential reimbursement, due to the current assessment that a reimbursement is unlikely.

Sales Commissions

The Funds’ distributor, Foreside Fund Services, LLC (“Foreside”), may receive a portion of A Class sales charges from broker dealers and it may be used to offset distribution related expenses. During the six months ended July 31, 2014, Foreside collected $1,549, $0, $349, and $1,930 for Acadian, Earnest Partners, SGA, and Global Evolution Funds, respectively, from the sale of Class A Shares.

A CDSC of 0.50% will be deducted with respect to Class A Shares on certain purchases of $1,000,000 or more that are redeemed in whole or part within 18 months of purchase, unless waived as discussed in the Prospectus. Any applicable CDSC will be 0.50% of the lesser of the original purchase price or the value of the redemption of the Class A Shares redeemed. During the six months ended July 31, 2014, there were no CDSC fees collected for Class A Shares.

A CDSC of 1.00% will be deducted with respect to Class C Shares redeemed within 12 months of purchase, unless waived as discussed in the Prospectus. Any applicable CDSC will be 1.00% of the lesser of the original purchase price or the value of the redemption of the Class C Shares redeemed. During the six months ended July 31, 2014, there were no CDSC fees collected for Class C Shares.

American Beacon FundsSM

Notes to Financial Statements

July 31, 2014 (Unaudited)

3. Security Valuation and Fair Value Measurements

Investments are valued at the close of the New York Stock Exchange (the “Exchange”), normally 4 p.m. ET, each day that the Exchange is open for business. Equity securities, including exchange-traded funds (“ETFs”), for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade.

Debt securities (other than short-term securities) normally are valued on the basis of prices provided by an independent pricing service and may take into account appropriate factors such as institution-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The prices of debt securities may be determined using quotes obtained from brokers. The values of structured notes are based on the price movements of a referenced security or index.

Investments in open-end mutual funds are valued at the closing net asset value (“NAV”) per share of the mutual fund on the day of valuation. Investment grade short-term obligations with 60 days or less to maturity are valued using the amortized cost method, which approximates fair value.

Securities for which the market prices are not readily available or are not reflective of the fair value of the security, as determined by the Manager, will be priced at fair value following procedures approved by the Trust’s Board of Trustees (the “Board”).

Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, a Fund is required to deposit with its futures broker, an amount of cash or U.S. Government and Agency Obligations in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by the Fund. Gains or losses are recognized, but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Statement of Assets and Liabilities.

For valuation purposes, the last quoted prices of non-U.S. equity securities may be adjusted under the circumstances described below. If the Fund determines that developments between the close of a foreign market and the close of the Exchange will, in its judgment, materially affect the value of some or all of its portfolio securities, the Fund will adjust the previous closing prices to reflect what it believes to be the fair value of the securities as of the close of the Exchange. In deciding whether it is necessary to adjust closing prices to reflect fair value, the Fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. In addition, the Fund may use fair value pricing for securities primarily traded in non-U.S. markets because most foreign markets close well before the Funds’ pricing time of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. These securities are fair valued using a pricing service and are categorized as Level 2 in the fair value hierarchy. The pricing service, using methods approved by the Board, considers the correlation of the trading patterns of the foreign security to intraday trading in the U.S. markets, based on indices of domestic securities and other appropriate indicators such as prices of relevant ADRs and futures contracts.

Other investments, including restricted securities and those financial instruments for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the Valuation Committee, pursuant to procedures established by the Fund’s Board.

American Beacon FundsSM

Notes to Financial Statements

July 31, 2014 (Unaudited)

Valuation Inputs

Various inputs may be used to determine the fair value of the Fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1 -	Quoted prices in active markets for identical securities.

Level 2 -	Prices determined using other significant observable inputs. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, and others.

Level 3 -	Prices determined using other significant unobservable inputs. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Level 1 and Level 2 trading assets and trading liabilities, at fair value

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities, and non-U.S. bonds are normally valued by pricing service providers that use broker dealer quotations, reported trades or valuation estimates from their internal pricing models. The service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date are categorized as Level 2 of the fair value hierarchy.

Common stocks and financial derivative instruments, such as futures contracts that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy. Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the close of the Exchange. These securities are valued using pricing service providers that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Investments in registered open-end investment management companies will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Short-term investments having a maturity of 60 days or less are generally valued at amortized cost which approximates fair value. These investments are categorized as Level 2 of the fair value hierarchy.

Over-the-counter (“OTC”) financial derivative instruments, such as foreign currency contracts and structured notes, derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of broker dealer quotations or pricing service providers. Depending on the product and the terms of the transaction, the fair value of the financial derivative contracts can be estimated by a pricing service provider using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, curves, dividends, and exchange rates. Financial derivatives that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

American Beacon FundsSM

Notes to Financial Statements

July 31, 2014 (Unaudited)

The Funds’ investments are summarized by level based on the inputs used to determine their values. U.S. Generally Accepted Accounting Principles (“U.S. GAAP”) also requires all transfers between any levels to be disclosed. The end of period timing recognition has been adopted for the transfers between levels of each Fund’s assets and liabilities. During the six months ended July 31, 2014, there were no transfers between levels. As of July 31, 2014, the investments were classified as described below (in thousands):

Acadian Fund*	Level 1	Level 2	Level 3	Total
Foreign Preferred Stocks	$421	$—	$—	$421
Foreign Common Stocks	6,481	13,535	—	20,016
Short-Term Investments – Money Market Funds	422	—	—	422

Total Investments in Securities	$7,324	$13,535	$—	$20,859

Financial Derivative Instruments—Liabilities
Futures Contracts	$(5)	$—	$—	$(5)

Earnest Partners Fund*	Level 1	Level 2	Level 3	Total
Foreign Preferred Stocks	$155	$—	$—	$155
Foreign Common Stocks	1,512	4,003	—	5,515
Short-Term Investments – Money Market Funds	451	—	—	451

Total Investments in Securities	$2,118	$4,003	$—	$6,121

Financial Derivative Instruments—Assets
Futures Contracts	$6	$—	$—	$6

SGA Fund*	Level 1	Level 2	Level 3	Total
Foreign Common Stocks	$1,028	$1,800	$—	$2,828
U.S. Common Stocks	2,832	—	—	2,832
Short-Term Investments – Money Market Funds	328	—	—	328

Total Investments in Securities	$4,188	$1,800	$—	$5,988

Financial Derivative Instruments—Liabilities
Futures Contracts	$(1)	$—	$—	$(1)

Global Evolution Fund*	Level 1	Level 2	Level 3	Total
Foreign Government Obligations	$—	$37,756	$—	$37,756
Structured Notes	—	3,067	—	3,067
Short-Term Investments – Money Market Funds	4,599	—	—	4,599

Total Investments in Securities	$4,599	$40,823	$—	$45,422

Financial Derivative Instruments—Assets
Forward Currency Contracts	$—	$24	$—	$24

*	Refer to the Schedule of Investments for industry information

During the six months ended July 31, 2014, Acadian transferred foreign common stock with a value of $7,246 and common stock with a value of $7,818 and SGA transferred foreign common stock with a value of $1,289 from Level 1 to Level 2 as of the end of period in accordance with fair value procedures established by the Board (in thousands).

Security Transactions and Investment Income

Security transactions are recorded on the trade date of the security purchase or sale. The Funds may purchase securities with delivery or payment to occur at a later date. At the time the Funds enter into a commitment to purchase a security, the transaction is recorded, and the value of the security is reflected in the NAV. The value of the security may vary with market fluctuations.

Dividend income, net of foreign taxes, is recorded on the ex-dividend date, except certain dividends from foreign securities which are recorded as soon as the information is available to the Funds. Interest income is earned from settlement date, recorded on the accrual basis, and adjusted, if necessary, for accretion of

American Beacon FundsSM

Notes to Financial Statements

July 31, 2014 (Unaudited)

discounts and amortization of premiums. For financial and tax reporting purposes, realized gains and losses are determined on the basis of specific lot identification.

Currency Translation

All assets and liabilities initially expressed in foreign currency values are converted into U.S. dollar values at the mean of the bid and ask prices of such currencies against U.S. dollars as last quoted by a recognized dealer. Income, expenses, and purchases and sales of investments are translated into U.S. dollars at the rate of exchange prevailing on the respective dates of such transactions. The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in fair values of securities held and is reported with all other foreign currency gains and losses in the Funds’ Statements of Operations.

Dividends to Shareholders

Dividends from net investment income of the Funds normally will be declared and paid at least annually. Distributions, if any, of net realized capital gains are generally paid at least annually and recorded on the ex-dividend date.

Commission Recapture

The Funds have established brokerage commission recapture arrangements with certain brokers or dealers. If the Funds’ investment advisor chooses to execute a transaction through a participating broker, the broker rebates a portion of the commission back to the Funds. Any collateral benefit received through participation in the commission recapture program is directed exclusively to the Funds. This amount is reported with the net realized gain in the Funds’ Statements of Operations, if applicable.

Allocation of Income, Expenses, Gains, and Losses

Income, expenses (other than those attributable to a specific class), gains, and losses are allocated daily to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results may differ from those estimated.

Redemption Fees

All Classes of the Acadian, Earnest Partners, and Global Evolution Funds impose a 2% redemption fee on shares held for less than 90 days. The fee is deducted from the redemption proceeds and is intended to offset the trading costs, market impact, and other costs associated with short-term trading activity in the Funds. The “first-in, first-out” method is used to determine the holding period. The fee is allocated to all classes of the Funds pro-rata based on their respective net assets.

Other

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liability arising out of the performance of their duties to the Trust. In the normal course of business, the Trust enters into contracts that provide indemnification to the other party or parties against potential costs or liabilities. The Trust’s maximum exposure under these arrangements is dependent on claims that may be made

American Beacon FundsSM

Notes to Financial Statements

July 31, 2014 (Unaudited)

in the future and, therefore, cannot be estimated. The Trust has had no prior claims or losses pursuant to any such agreement.

4. Securities and Other Investments

American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”), and Non-Voting Depositary Receipts (“NVDRs”)

ADRs are depositary receipts for foreign issuers in registered form traded in U.S. securities markets. GDRs are in bearer form and traded in both the U.S. and European securities markets. NVDRs represent financial interests in an issuer but the holder is not entitled to any voting rights. Depositary receipts may not be denominated in the same currency as the securities into which they may be converted. Investing in depositary receipts entails substantially the same risks as direct investment in foreign securities. There is generally less publicly available information about foreign companies and there may be less governmental regulation and supervision of foreign stock exchanges, brokers and listed companies. In addition, such companies may use different accounting and financial standards (and certain currencies may become unavailable for transfer from a foreign currency), resulting in the Fund’s possible inability to convert immediately into U.S. currency proceeds realized upon the sale of portfolio securities of the affected foreign companies. In addition, the Fund may invest in unsponsored depositary receipts, the issuers of which are not obligated to disclose material information about the underlying securities to investors in the United States. Ownership of unsponsored depositary receipts may not entitle the Fund to the same benefits and rights as ownership of a sponsored depositary receipt or the underlying security.

Restricted Securities

Certain Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities may be sold privately, but are required to be registered or exempted from such registration before being sold to the public. Private placement securities are generally considered to be restricted except for those securities traded between qualified institutional investors under the provisions of Rule 144A of the Securities Act of 1933. Reg S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. Disposal of restricted securities may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. Restricted securities outstanding at the periods ended July 31, 2014 are disclosed in the Notes to the Schedules of Investments.

Real Estate Investment Trusts

The Funds may own shares of real estate investment trusts (“REITs”) which report information on the source of their distributions annually. The Funds re-characterizes distributions received from REIT investments based on information provided by the REITs into the following categories: ordinary income, long-term capital gains, and return of capital. If information is not available on a timely basis from the REITs, the re-characterization will be estimated based on available information which may include the previous year allocation. If new or additional information becomes available from the REITs at a later date, a re-characterization will be made the following year. These re-characterizations are not recorded for financial statement purposes, but as an adjustment to the calculation of taxable income.

Inflation-Indexed Bonds

The SiM High Yield Opportunities Fund may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted based on the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value, which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as

American Beacon FundsSM

Notes to Financial Statements

July 31, 2014 (Unaudited)

interest income on the Statements of Operations, even though investors do not receive their principal until maturity.

Structured Notes

Structured notes are hybrid securities that combine a debt obligation with an embedded derivative component. The derivative component is linked to changes in the value of an underlying reference asset or index so as to modify the return characteristics of the debt obligation. During the period, the Global Evolution Fund invested in structured notes to obtain a customized exposure and return structure that was not otherwise available.

Fluctuations in the value of structured notes are recorded as unrealized gains and losses. Net payments are recorded as net realized gains and losses. At maturity, or when the note is sold, the Fund records a realized gain or loss. Structured notes are often leveraged, increasing the volatility of each note’s value relative to the change in the underlying reference asset or index. These notes may entail a greater degree of market risk than other types of debt securities because the investor bears the risk of a decline in the value of the underlying reference asset or index. Structured notes may also be more volatile, less liquid, and more difficult to accurately price than less complex or more traditional debt securities. These notes are subject o prepayment, credit, and interest rate risks similar to those of conventional fixed income securities.

Other Investment Company Securities and Other Exchange Traded Products

The Funds may invest in shares of other investment companies, including open-end funds, closed-end funds, business development companies, ETFs, exchange-traded notes (“ETNs”), unit investment trusts, and other investment companies of the Trust. The Funds may invest in investment company securities advised by the Manager or a sub-advisor. Investments in the securities of other investment companies may involve duplication of advisory fees and certain other expenses. By investing in another investment company, a Fund becomes a shareholder of that investment company. As a result, Fund shareholders indirectly will bear a Fund’s proportionate share of the fees and expenses paid by shareholders of the other investment company, in addition to the fees and expenses Fund shareholders directly bear in connection with the Fund’s own operations. These other fees and expenses are reflected as Acquired Fund Fees and Expenses and are included in the Fees and Expenses Table for the Fund in its Prospectus, if applicable. Investments in other investment companies may involve the payment of substantial premiums above the value of such issuer’s portfolio securities.

Master Agreements

The Global Evolution Fund is a party to International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreements”) with counterparties that govern transactions in over-the-counter derivative and foreign exchange contracts entered into by the Fund and those counterparties. The ISDA Master Agreements contain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to terminate early could be material to the financial statements. Since different types of forward and OTC financial derivative transactions have different mechanics and are sometimes traded out of different legal entities of a particular counterparty organization, each type of transaction may be covered by a different Master Agreement, resulting in the need for multiple agreements with a single counterparty. As the Master Agreements are specific to unique operations of different asset types, they allow a Fund to net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single agreement with a counterparty.

Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern the considerations and factors surrounding the settlement of certain forward settling transactions, such as delayed

American Beacon FundsSM

Notes to Financial Statements

July 31, 2014 (Unaudited)

delivery or sale-buyback financing transactions by and between a Fund and select counterparties. The Master Forward Agreements maintain provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral.

5. Financial Derivative Instruments

Forward Foreign Currency Contracts

The Funds may enter into forward foreign currency contracts to hedge the exchange rate risk on investment transactions or to hedge the value of the Funds’ securities denominated in foreign currencies. Forward foreign currency contracts are valued at the forward exchange rate prevailing on the day of valuation. The Funds bear the market risk that arises from changes in foreign exchange rates, and accordingly, the unrealized gain (loss) on these contracts is reflected in the accompanying financial statements. The Funds also bear the credit risk if the counterparty fails to perform under the contract.

During the periods ended July 31, 2014, the Global Evolution Fund entered into foreign currency exchange contracts primarily for return enhancement and hedging.

The Fund’s foreign currency contract notional dollar values outstanding fluctuate throughout the operating year as required to meet strategic requirements. The following tables illustrate the quarterly volume of foreign currency contracts. For the purpose of this disclosure, volume is measured by the amounts bought and sold in USD (in thousands).

	Outstanding Contract Amounts Bought
For the Quarter Ended	January 31, 2014	July 31, 2014
Global Evolution	$—	$2,009

	Outstanding Contract Amounts Sold
For the Quarter Ended	January 31, 2014	July 31, 2014
Global Evolution	$—	$667

Futures Contracts

Futures contracts are contracts to buy or sell a standard quantity of securities at a specified price on a future date. The Fund may enter into financial futures contracts as a method for keeping assets readily convertible to cash if needed to meet shareholder redemptions or for other needs while maintaining exposure to the stock or bond market, as applicable. The primary risks associated with the use of futures contracts are the possibility of illiquid markets or imperfect correlation between the values of the contracts and the underlying securities, or that the counterparty will fail to perform its obligations.

Upon entering into a futures contract, the Fund is required to set aside or deposit with a broker an amount, termed the initial margin, which typically represents a portion of the face value of the futures contract. The Fund usually reflects this amount on the Schedule of Investments as a U.S. Treasury Bill held as collateral for futures contracts or as Cash deposited with broker on the Statement of Assets and Liabilities. Payments to and from the broker, known as variation margin, are required to be made on a daily basis as the price of the futures contract fluctuates. Changes in initial settlement values are accounted for as unrealized appreciation (depreciation) until the contracts are terminated, at which time realized gains and losses are recognized. Futures contracts are valued at the most recent settlement price established each day by the exchange on which they are traded.

During the six months ended July 31, 2014, the Funds entered into future contracts primarily for exposing cash to markets.

American Beacon FundsSM

Notes to Financial Statements

July 31, 2014 (Unaudited)

The Funds’ average futures contracts outstanding fluctuate throughout the operating year as required to meet strategic requirements. The following table illustrates the quarterly volume of futures contracts. For purpose of this disclosure, volume is measured by contracts outstanding at period end.

	Average Futures Contracts Outstanding
For the Quarter Ended	January 31, 2014	July 31, 2014
Acadian	2	4
Earnest Partners	6	3
SGA	1	2

The following is a summary of the Funds’ derivative financial instruments categorized by risk exposure (in thousands) (1) (2):

Fair Values of financial derivative instruments not accounted for as hedging instruments on the Statements of Assets and Liabilities as of July 31, 2014:

Assets	Derivative	Acadian	Earnest	SGA	Global Evolution
Unrealized appreciation of futures contracts	Equity Contracts	$7	$6	$9	$—
Unrealized appreciation of foreign currency contracts	Foreign Exchange Contracts	—	—	—	24

The effect of financial derivative instruments not accounted for as hedging instruments on the Statements of Operations for the six months ended July 31, 2014:

Statements of Operations
Net realized gain from futures contracts	Equity Contracts	$41	$36	$14	$1
Net realized gain from foreign currency contracts	Foreign Exchange Contracts	—	—	—	33
Change in net unrealized (depreciation) of futures contracts	Equity Contracts	7	6	9	—
Change in net unrealized appreciation of foreign currency contracts	Foreign Exchange Contracts	—	—	—	24

(1) See Note 3 in the Notes to Financial Statements for additional information.
(2) The volume of derivative activity described above is reflective of the derivative activity through the current period of operations.

6. Principal Risks

In the normal course of business the Funds trade financial instruments and enter into financial transactions where risk of potential loss exists. Security values fluctuate (market risk) and may decline due to factors affecting securities markets in general, particular industries represented in the securities markets or conditions specifically related to a particular company or country. Failure of the other party to a transaction to perform (credit and counterparty risk), for example, by not making principal and interest payments when due, reduces the value of the issuer’s debt and could reduce the Funds’ income. Similar to credit risk, the Funds may be exposed to counterparty risk, or the risk that an institution or other entity with which the Funds have unsettled or open transactions will fail to make required payments or otherwise comply with the terms of the instrument, transaction or contract. The potential loss could exceed the value of the financial assets recorded in the financial statements. Some of the Funds’ investments may be illiquid and the Funds may not be able to vary the portfolio investments in response to changes in economic and other conditions. If a Fund is required to liquidate all or a portion of its investments quickly, the Fund may realize significantly less than the value at which it previously recorded those investments.

Market Risks

The Funds’ investments in financial derivatives and other financial instruments expose the Funds to various risks such as, but not limited to, interest rate, foreign currency and equity risks.

American Beacon FundsSM

Notes to Financial Statements

July 31, 2014 (Unaudited)

Interest rate risk is the risk that fixed income securities will decline in value because of changes in interest rates. As nominal interest rates rise, the value of certain fixed income securities held by the Fund is likely to decrease. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Fixed income securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. Duration is useful primarily as a measure of the sensitivity of a fixed income security’s market price to interest rate (i.e. yield) movements. In addition, the value of emerging and frontier market fixed income securities may be particularly sensitive to interest rate changes.

If the Fund invests directly in foreign currencies or in securities that trade in, and receive revenues in, foreign currencies, or in financial derivatives that provide exposure to foreign currencies, they will be subject to the risk that those currencies will decline in value relative to the base currency of the Fund, or, in the case of hedging positions, that the Fund’s base currency will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad. As a result, the Fund’s investments in foreign currency denominated securities may reduce the returns of the Fund.

The fair values of equities, such as common stocks and preferred securities or equity related investments such as futures, may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. The values of equity securities for companies operating in emerging markets may also be affected by political uncertainty, limited liquidity, and other country-specific factors. Equity securities and equity related investments generally have greater market price volatility than fixed income securities.

Counterparty Credit Risk

A derivative contract may suffer a mark to market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.

With exchange traded futures, there is less counterparty credit risk to the Funds since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, the credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency) of the clearing broker or clearinghouse. Additionally, credit risk exists in exchange traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds.

Cash collateral that has been pledged to cover obligations of the Funds and cash collateral received from the counterparty, if any, is reported separately on the Statements of Assets and Liabilities as Deposits with brokers for futures contracts and Payable to brokers for futures contracts, respectively. Non-cash collateral pledged by the Funds, if any, is noted in the Schedules of Investments. Generally, the amount of collateral due from or to a party is determined at the close of business of the Funds and additional required collateral is delivered to/pledged by the Funds on the next business day. To the extent amounts due to the

American Beacon FundsSM

Notes to Financial Statements

July 31, 2014 (Unaudited)

Funds from its counterparties are not fully collateralized, contractually or otherwise, the Funds bear the risk of loss from counterparty non-performance. The Funds attempt to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.

Offsetting Assets and Liabilities

The Funds are parties to enforceable master netting agreements between brokers and counterparties such as International Swaps and Derivatives Association (“ISDA”) agreements, Master Repo Agreements and Master Forward Agreements which provide for the right to offset under certain circumstances. The Funds employ multiple money managers and counterparties and have elected not to offset qualifying financial and derivative instruments on the Statements of Assets and Liabilities, as such all financial and derivative instruments are presented on a gross basis. The impacts of netting arrangements that provide the right to offset are detailed below. The net amount represents the net receivable or payable that would be due from or to the counterparty in the event of default. Exposure from borrowings and other financing agreements can only be netted across transactions governed by the same Master Agreement with the same legal entity. All amounts reported below represent the balance as of the report date, July 31, 2014 (in thousands).

Acadian Fund

Offsetting of Financial Assets and Derivative Assets as of July 31, 2014:

Description	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statements of Assets and Liabilities	Net Amounts of Liabilities Presented in the Statements of Assets and Liabilities
Futures Contracts	$—	$—	$—

Financial Assets, Derivative Assets, and Collateral Pledged by Counterparty as of July 31, 2014:

	Net Amount of Assets Presented in the Statements of Assets and Liabilities	Gross Amounts Not Offset in the Statements of Assets and Liabilities
Counterparty		Financial Instruments	Cash Collateral Received	Net Amount
Goldman Sachs & Co.	$—	$—	$—	$—

Earnest Partners Fund

Offsetting of Financial Assets and Derivative Assets as of July 31, 2014:

Description	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statements of Assets and Liabilities	Net Amounts of Liabilities Presented in the Statements of Assets and Liabilities
Futures Contracts	$8	$—	$8

Financial Assets, Derivative Assets, and Collateral Pledged by Counterparty as of July 31, 2014:

	Net Amount of Assets Presented in the Statements of Assets and Liabilities	Gross Amounts Not Offset in the Statements of Assets and Liabilities
Counterparty		Financial Instruments	Cash Collateral Received	Net Amount
Goldman Sachs & Co.	$8	$—	$—	$8

SGA Fund

Offsetting of Financial Assets and Derivative Assets as of July 31, 2014:

Description	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statements of Assets and Liabilities	Net Amounts of Liabilities Presented in the Statements of Assets and Liabilities
Futures Contracts	$—	$—	$—

American Beacon FundsSM

Notes to Financial Statements

July 31, 2014 (Unaudited)

Financial Assets, Derivative Assets, and Collateral Pledged by Counterparty as of July 31, 2014:

	Net Amount of Assets Presented in the Statements of Assets and Liabilities	Gross Amounts Not Offset in the Statements of Assets and Liabilities
Counterparty		Financial Instruments	Cash Collateral Received[1]	Net Amount
Goldman Sachs & Co.	$—	$—	$—	$—

Global Evolution Fund

Offsetting of Financial Assets and Derivative Assets as of July 31, 2014:

Description	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statements of Assets and Liabilities	Net Amounts of Liabilities Presented in the Statements of Assets and Liabilities
Foreign Currency Contracts	$24	$—	$24

Financial Assets, Derivative Assets, and Collateral Pledged by Counterparty as of July 31, 2014:

	Net Amount of Assets Presented in the Statements of Assets and Liabilities	Gross Amounts Not Offset in the Statements of Assets and Liabilities
Counterparty		Financial Instruments	Cash Collateral Received[1]	Net Amount
State Street Bank London	$24	$—	$24	$—

7. Federal Income and Excise Taxes

It is the policy of the Funds to qualify as a regulated investment company (“RIC”), by complying with all applicable provisions of Subchapter M of the Internal Revenue Code, as amended, and to make distribution of taxable income sufficient to relieve it from substantially all federal income and excise taxes. For federal income tax purposes, the Funds are treated as a single entity for the purpose of determining such qualification.

The Funds do not have any unrecognized tax benefits in the accompanying financial statements. Each of the tax years in the four year period ended January 31, 2014 remains subject to examination by the Internal Revenue Service. If applicable, the Funds recognize interest accrued related to unrecognized tax benefits in interest expense and penalties in “Other expenses” on the Statements of Operations.

Dividends are categorized in accordance with income tax regulations which may treat certain transactions differently than U.S. GAAP. Accordingly, the character of distributions and composition of net assets for tax purposes may differ from those reflected in the accompanying financial statements.

The tax character of distributions paid were as follows (in thousands):

	Acadian		Earnest Partners
	Six months ended July 31, 2014	From Sept. 27 to January 31, 2014	Six months ended July 31, 2014	From Sept. 19 to January 31, 2014
	(unaudited)		(unaudited)
Distributions paid from:
Ordinary income*
Institutional Class	$—	$5	$—	$—
Y Class	—	—	—	—
Investor Class	—	1	—	—
A Class	—	—	—	—
C Class	—	—	—	—
Long-Term Capital Gain
Institutional Class	—	—	—	—
Y Class	—	—	—	—
Investor Class	—	—	—	—
A Class	—	—	—	—
C Class	—	—	—	—

Total distributions paid	$—	$6	$—	$—

American Beacon FundsSM

Notes to Financial Statements

July 31, 2014 (Unaudited)

	SGA			Global Evolution
	Six months ended July 31, 2014	Four months ended Jan. 31, 2014	Year ended September 30, 2013	Six months ended July 31, 2014
	(unaudited)			(unaudited)
Distributions paid from:
Ordinary income*
Institutional Class	$—	$—	$—	$267
Y Class	—	—	—	268
Investor Class	—	—	—	50
A Class	—	—	—	26
C Class	—	—	—	9
Long-Term Capital Gain
Institutional Class	—	86	37	—
Y Class	—	2	—	—
Investor Class	—	2	—	—
A Class	—	7	—	—
C Class	—	2	—	—

Total distributions paid	$—	$99	$37	$620

*	For tax purposes, short-term capital gains are considered ordinary income distributions.

As of July 31, 2014 the components of distributable earnings or (deficits) on a tax basis were as follows (in thousands):

	Acadian	Earnest Partners	SGA	Global Evolution
Cost basis of investments for federal income tax purposes	$19,316	$5,902	$5,473	$45,234
Unrealized appreciation	2,038	413	631	689
Unrealized depreciation	(495)	(194)	(116)	(501)

Net unrealized appreciation or (depreciation)	1,543	219	515	188
Undistributed ordinary income	257	29	56	199
Accumulated long-term gain or (loss)	(27)	(43)	111	—
Other temporary differences	(1)	—	—	(6)

Distributable earnings or (deficits)	$1,772	$205	$682	$381

Financial reporting records are adjusted for permanent book/tax differences to reflect tax character. Financial records are not adjusted for temporary differences. The temporary differences between financial reporting and tax-basis reporting of unrealized appreciation or (depreciation) are attributable primarily to the tax deferral of losses from wash sales, the realization for tax purposes of unrealized gain or (loss) on investments in passive foreign investment companies, and the realization for tax purposes of unrealized gains or (losses) on certain derivative instruments.

Due to inherent differences in the recognition of income, expenses and realized gains or (losses) under U.S. GAAP and federal income tax regulations, permanent differences between book and tax reporting have been identified and appropriately reclassified on the Statements of Assets and Liabilities.

Accordingly, the following amounts represent current year permanent differences derived from the foreign currency and gains (losses) from sales of investments in passive foreign investment companies that have been reclassed as of July 31, 2014 (in thousands):

	Acadian	Earnest Partners	SGA	Global Evolution
Paid-in-capital	$—	$—	$—	$—
Undistributed net investment income	15	(1)	—	33
Accumulated net realized gain (loss)	(15)	1	1	(33)
Unrealized appreciation or (depreciation) of investments and futures contracts	—	—	(1)	—

American Beacon FundsSM

Notes to Financial Statements

July 31, 2014 (Unaudited)

Under the Regulated Investment Company Modernization Act of 2010 (the “RIC MOD”), net capital losses recognized by Funds in taxable years beginning after December 22, 2010 are carried forward indefinitely and retain their character as short-term and/or long-term losses. Prior to RIC MOD, net capital losses incurred by the Funds were carried forward for eight years and treated as short-term losses. RIC MOD requires that post-enactment net capital losses be used before pre-enactment net capital losses.

For the six month period ending July 31, 2014 Acadian Emerging Markets Managed Volatility Fund has $17 short-term post enactment capital loss carryforward and Earnest Partners Emerging Markets Equity Fund has $44 short-term post enactment capital loss carryforward (in thousands).

For the six month period ending July 31, 2014 Acadian Emerging Markets Managed Volatility Fund utilized $9 short-term and $26 long term post enactment capital loss carryforwards and Earnest Partners Emerging Markets Equity Fund utilized $38 short-term and $15 long term post enactment capital loss carryforwards (in thousands).

8. Investment Transactions

The aggregate cost of purchases and proceeds from sales of investments, other than short-term obligations, for the six months ended July 31, 2014 were as follows (in thousands):

	Acadian	Earnest Partners	SGA	Global Evolution
Purchases (excluding U.S. government securities)	$7,637	$2,446	$1,386	$43,385
Sales and maturities (excluding U.S. government securities)	1,449	540	1,066	2,929

9. Capital Share Transactions

The tables below summarize the activity in capital shares for each Class of the Funds (dollars and shares in thousands):

For the Six Months ended July 31, 2014

	Institutional Class		Y Class		Investor Class
Acadian Emerging Markets Managed Volatility Fund	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	136	$1,402	123	$1,311	200	$2,086
Redemption Fees	—	—	—	—	—	—
Reinvestment of dividends	—	—	—	—	—	—
Shares redeemed	(6)	(73)	(12)	(125)	(6)	(60)

Net increase in shares outstanding	130	$1,329	111	$1,186	194	$2,026

	A Class		C Class
Acadian Emerging Markets Managed Volatility Fund	Shares	Amount	Shares	Amount
Shares sold	170	$1,748	15	$164
Redemption Fees	—	—	—	—
Reinvestment of dividends	—	—	—	—
Shares redeemed	(1)	(10)	—	—

Net increase in shares outstanding	169	$1,738	15	$164

American Beacon FundsSM

Notes to Financial Statements

July 31, 2014 (Unaudited)

	Institutional Class		Y Class		Investor Class
Earnest Partners Emerging Markets Equity Fund	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	—	$—	85	$851	158	$1,565
Redemption Fees	—	—	—	—	—	—
Reinvestment of dividends	—	—	—	—	—	—
Shares redeemed	(51)	(476)	—	—	(2)	(22)

Net increase (decrease) in shares outstanding	(51)	$(476)	85	$851	156	$1,543

	A Class		C Class
Earnest Partners Emerging Markets Equity Fund	Shares	Amount	Shares	Amount
Shares sold	—	$—	—	$—
Redemption Fees	—	—	—	—
Reinvestment of dividends	—	—	—	—
Shares redeemed	—	—	—	—

Net increase in shares outstanding	—	$—	—	$—

	Institutional Class		Y Class		Investor Class
SGA Global Growth Fund	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	10	$132	—	$5	—	$2
Redemption Fees	—	—	—	—	—	—
Reinvestment of dividends	—	—	—	—	—	—
Shares redeemed	(1)	(18)	—	—	(1)	(7)

Net increase (decrease) in shares outstanding	9	$114	—	$5	(1)	$(5)

	A Class		C Class
SGA Global Growth Fund	Shares	Amount	Shares	Amount
Shares sold	4	$49	17	$230
Redemption Fees	—	—	—	—
Reinvestment of dividends	—	—	—	—
Shares redeemed	—	—	—	—

Net increase in shares outstanding	4	$49	17	$230

	Institutional Class		Y Class		Investor Class
Global Evolution Frontier Markets Income Fund	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	179	$1,841	2,254	$23,146	517	$5,320
Redemption Fees*	—	—	—	—	—	—
Reinvestment of dividends	26	266	26	267	5	50
Shares redeemed	(1)	(3)	(44)	(452)	(2)	(20)

Net increase in shares outstanding	204	$2,104	2,236	$22,961	520	$5,350

	A Class		C Class
Global Evolution Frontier Markets Income Fund	Shares	Amount	Shares	Amount
Shares sold	530	$5,461	71	$726
Redemption Fees*	—	—	—	—
Reinvestment of dividends	2	26	1	7
Shares redeemed	(13)	(137)	—	(1)

Net increase in shares outstanding	519	$5,350	72	$732

*	Amounts less than $500.

American Beacon FundsSM

Notes to Financial Statements

July 31, 2014 (Unaudited)

For the Period ended January 31, 2014

	Institutional Class		Y Class		Investor Class
Acadian Emerging Markets Managed Volatility Fund	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	579	$5,798	41	$420	129	$1,306
Redemption Fees	—	—	—	—	—	—
Reinvestment of dividends	—	5	—	—	—	1
Shares redeemed	—	—	—	(4)	(1)	(6)

Net increase in shares outstanding	579	$5,803	41	$416	128	$1,301

	A Class		C Class
Acadian Emerging Markets Managed Volatility Fund	Shares	Amount	Shares	Amount
Shares sold	48	$475	6	$54
Redemption Fees	—	—	—	—
Reinvestment of dividends	—	—	—	—
Shares redeemed	—	—	—	—

Net increase in shares outstanding	48	$475	6	$54

	Institutional Class		Y Class		Investor Class
Earnest Partners Emerging Markets Equity Fund	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	198	$1,932	3	$30	1	$12
Redemption Fees	—	—	—	—	—	—
Reinvestment of dividends	—	—	—	—	—	—
Shares redeemed	(101)	(942)	—	—	—	—

Net increase in shares outstanding	97	$990	3	$30	1	$12

	A Class		C Class
Earnest Partners Emerging Markets Equity Fund	Shares	Amount	Shares	Amount
Shares sold	—	$—	—	$—
Redemption Fees	—	—	—	—
Reinvestment of dividends	—	—	—	—
Shares redeemed	—	—	—	—

Net increase in shares outstanding	—	$—	—	$—

	Institutional Class		Y Class		Investor Class
SGA Global Growth Fund	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	22	$301	8	$105	8	$107
Redemption Fees	—	—	—	—	—	—
Reinvestment of dividends	6	86	—	2	—	2
Shares redeemed	(1)	(9)	—	—	—	—

Net increase in shares outstanding	27	$378	8	$107	8	$109

	A Class		C Class
SGA Global Growth Fund	Shares	Amount	Shares	Amount
Shares sold	27	$371	8	$110
Redemption Fees	—	—	—	—
Reinvestment of dividends	1	7	—	2
Shares redeemed	—	—	—	—

Net increase in shares outstanding	28	$378	8	$112

American Beacon FundsSM

Notes to Financial Statements

July 31, 2014 (Unaudited)

For the Year ended September 30, 2013

	Institutional Class
SGA Global Growth Fund	Shares	Amount
Shares sold	158	$1,984
Reinvestment of dividends	3	37
Shares redeemed	—	(1)

Net increase in shares outstanding	161	$2,020

American Beacon Acadian Emerging Markets Managed Volatility FundSM

Financial Highlights

(For a share outstanding throughout the period)

	Institutional Class				Y Class				Investor Class
	Six Months Ended July 31, 2014		Sept. 27A to Jan. 31, 2014		Six Months Ended July 31, 2014		Sept. 27A to Jan. 31, 2014		Six Months Ended July 31, 2014		Sept. 27A to Jan. 31, 2014
	(unaudited)				(unaudited)				(unaudited)
Net asset value, beginning of period	$9.59		$10.00		$9.59		$10.00		$9.58		$10.00

Income from investment operations:
Net investment income (loss)	0.11		0.02		0.07		0.01		0.08		0.00	B
Net gains (losses) on investments (both realized and unrealized)	1.38		(0.42)		1.41		(0.41)		1.39		(0.41)

Total income (loss) from investment operations	1.49		(0.40)		1.48		(0.40)		1.47		(0.41)

Less distributions:
Dividends from net investment income	—		(0.01)		—		(0.01)		—		(0.01)
Distributions from net realized gains	—		—		—		—		—		—

Total distributions	—		(0.01)		—		(0.01)		—		(0.01)

Redemption fees added to beneficial interests B	—		—		—		—		—		—

Net asset value, end of period	$11.08		$9.59		$11.07		$9.59		$11.05		$9.58

Total return C	15.54	%D	(4.05	)%D	15.43	%D	(4.05	)%D	15.34	%D	(4.15	)%D

Ratios and supplemental data:
Net assets, end of period (in thousands)	$12,951		$9,969		$1,793		$489		$3,675		$1,326
Ratios to average net assets:
Expenses, before reimbursements	2.64	%E	4.20	%E	2.58	%E	6.19	%E	2.77	%E	5.46	%E
Expenses, net of reimbursements	1.35	%E	1.35	%E	1.45	%E	1.45	%E	1.73	%E	1.73	%E
Net investment income (loss), before expense reimbursements	1.06	%E	(2.30	)%E	1.37	%E	(4.30	)%E	1.13	%E	(3.60	)%E
Net investment income (loss), net of reimbursements	2.35	%E	0.55	%E	2.51	%E	0.44	%E	2.16	%E	0.13	%E
Portfolio turnover rate	9	%D	9	%D,F	9	%D	9	%D,F	9	%D	9	%D,F

A	Commencement of operations.
B	Amount represents less than $0.01 per share.
C	Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.
D	Not annualized.
E	Annualized.
F	Portfolio turnover rate is for the period from September 27, 2013 through January 31, 2014.

American Beacon Acadian Emerging Markets Managed Volatility FundSM

Financial Highlights

(For a share outstanding throughout the period)

A Class				C Class
Six Months Ended July 31, 2014		Sept. 27A to Jan. 31, 2014		Six Months Ended July 31, 2014		Sept. 27A to Jan. 31, 2014
(unaudited)				(unaudited)
$9.58		$10.00		$9.55		$10.00

0.08		0.00	B	0.05		(0.01)
1.38		(0.41)		1.36		(0.43)

1.46		(0.41)		1.41		(0.44)

—		(0.01)		—		(0.01)
—		—		—		—

—		(0.01)		—		(0.01)

—		—		—		—

$11.04		$9.58		$10.96		$9.55

15.24	%D	(4.15	)%D	14.76	%D	(4.45	)%D

$2,505		$554		$340		$149
2.87	%E	7.71	%E	3.77	%E	10.04	%E
1.83	%E	1.85	%E	2.60	%E	2.60	%E
1.47	%E	(5.92	)%E	0.14	%E	(8.13	)%E
2.50	%E	(0.07	)%E	1.32	%E	(0.68	)%E
9	%D	9	%D,F	9	%D	9	%D,F

American Beacon Earnest Partners Emerging Markets Equity FundSM

Financial Highlights

(For a share outstanding throughout the period)

	Institutional Class				Y Class				Investor Class
	Six Months Ended July 31, 2014		Sept. 19A to Jan. 31, 2014		Six Months Ended July 31, 2014		Sept. 19A to Jan. 31, 2014		Six Months Ended July 31, 2014		Sept. 19A to Jan. 31, 2014
	(unaudited)				(unaudited)				(unaudited)
Net asset value, beginning of period	$8.89		$10.00		$8.88		$10.00		$8.87		$10.00

Income from investment operations:
Net investment income (loss)	0.06		(0.02)		0.06		(0.02)		0.07		(0.03)
Net gains (losses) on investments (both realized and unrealized)	1.45		(1.09)		1.45		(1.10)		1.42		(1.10)

Total income (loss) from investment operations	1.51		(1.11)		1.51		(1.12)		1.49		(1.13)

Less distributions:
Dividends from net investment income	—		—		—		—		—		—
Distributions from net realized gains	—		—		—		—		—		—

Total distributions	—		—		—		—		—		—

Redemption fees added to beneficial interests F	—		—		—		—		—		—

Net asset value, end of period	$10.40		$8.89		$10.39		$8.88		$10.36		$8.87

Total return B	16.99	%C	(11.10	)%C	17.00	%C	(11.20	)%C	16.80	%C	(11.30	)%C

Ratios and supplemental data:
Net assets, end of period (in thousands)	$3,183		$3,175		$1,025		$116		$1,731		$100
Ratios to average net assets:
Expenses, before reimbursements	7.00	%D	10.52	%D	5.18	%D	14.61	%D	5.30	%D	15.15	%D
Expenses, net of reimbursements	1.35	%D	1.35	%D	1.45	%D	1.45	%D	1.73	%D	1.73	%D
Net investment (loss), before expense reimbursements	(4.39	)%D	(9.70	)%D	(2.05	)%D	(13.67	)%D	(2.05	)%D	(14.26	)%D
Net investment income (loss), net of reimbursements	1.27	%D	(0.53	)%D	1.69	%D	(0.51	)%D	1.52	%D	(0.85	)%D
Portfolio turnover rate	12	%C	28	%C,E	12	%C	28	%C,E	12	%C	28	%C,E

A	Commencement of operations.
B	Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.
C	Not annualized.
D	Annualized.
E	Portfolio turnover rate is for the period from September 19, 2013 through January 31, 2014.
F	Amount represents less than $0.01 per share.

American Beacon Earnest Partners Emerging Markets Equity FundSM

Financial Highlights

(For a share outstanding throughout the period)

A Class				C Class
Six Months Ended July 31, 2014		Sept. 19A to Jan. 31, 2014		Six Months Ended July 31, 2014		Sept. 19A to Jan. 31, 2014
(unaudited)				(unaudited)
$8.87		$10.00		$8.85		$10.00

0.04		(0.04)		0.00		(0.06)
1.44		(1.09)		1.44		(1.09)

1.48		(1.13)		1.44		(1.15)

—		—		—		—
—		—		—		—

—		—		—		—

—		—		—		—

$10.35		$8.87		$10.29		$8.85

16.69	%C	(11.30	)%C	16.27	%C	(11.50	)%C

$103		$89		$103		$89
7.40	%D	15.21	%D	8.16	%D	15.97	%D
1.83	%D	1.85	%D	2.58	%D	2.60	%D
(4.74	)%D	(14.35	)%D	(5.50	)%D	(15.10	)%D
0.83	%D	(0.99	)%D	0.08	%D	(1.74	)%D
12	%C	28	%C,E	12	%C	28	%C,E

American Beacon SGA Global Growth FundSM

Financial Highlights

(For a share outstanding throughout the period)

	Institutional Class
	Six Months Ended July 31, 2014		Four Months Ended Jan. 31,		Year Ended September 30,				Dec. 31E to Sept. 30, 2011
			2014		2013		2012
	(unaudited)
Net asset value, beginning of period	$13.05		$13.15		$12.04		$9.48		$10.00

Income from investment operations:
Net investment income (loss)	0.07		0.01		(0.04	)F	(0.05	)F	(0.04	)F
Net gains (losses) on investments (both realized and unrealized)	0.46		0.15		1.36		2.61		(0.48)

Total income (loss) from investment operations	0.53		0.16		1.32		2.56		(0.52)

Less distributions:
Dividends from net investment income	—		—		—		—		—
Distributions from net realized gains	—		(0.26)		(0.21)		—		—

Total distributions	—		(0.26)		(0.21)		—		—

Net asset value, end of period	$13.58		$13.05		$13.15		$12.04		$9.48

Total return B	4.06	%C	1.13	%C	11.21	%H	27.00	%H	(5.20	)%CH

Ratios and supplemental data:
Net assets, end of period (in thousands)	$5,043		$4,738		$4		$2		$1
Ratios to average net assets:
Expenses, before reimbursements	4.28	%D	5.28	%D	8.00%		12.02%		28.14	%D
Expenses, net of reimbursements	0.98	%D	1.00	%D	1.75%		1.75%		1.74	%D
Net investment (loss), before expense reimbursements	(2.51	)%D	(4.12	)%D	(6.56)%		(10.76)%		(26.92	)%D
Net investment income (loss), net of reimbursements	0.79	%D	0.16	%D	(0.31)%		(0.49)%		(0.52	)%D
Portfolio turnover rate	19	%C	15	%G	39%		41%		48	%C

A	Commencement of operations.
B	Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.
C	Not annualized.
D	Annualized.
E	Commencement of operations for the Predecessor Fund is December 31, 2010.
F	The Predecessor Fund calculated the change in undistributed net investment income based on average shares outstanding during the period.
G	Portfolio turnover rate is for the period from October 1, 2013 through January 31, 2014 and is not annualized.
H	Total returns would have been lower had expenses not been waived or absorbed by the Predecessor Fund. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distribution or the redemption of Fund shares.

American Beacon SGA Global Growth FundSM

Financial Highlights

(For a share outstanding throughout the period)

Y Class				Investor Class				A Class				C Class
Six Months Ended July 31, 2014		Oct. 4A to Jan. 31, 2014		Six Months Ended July 31, 2014		Oct. 4A to Jan. 31, 2014		Six Months Ended July 31, 2014		Oct. 4A to Jan. 31, 2014		Six Months Ended July 31, 2014		Oct. 4A to Jan. 31, 2014
(unaudited)				(unaudited)				(unaudited)				(unaudited)
$13.05		$13.25		$13.03		$13.25		$13.03		$13.25		$13.00		$13.25

0.04		—		0.03		(0.01)		0.02		—		0.01		(0.04)
0.47		0.06		0.47		0.05		0.47		0.04		0.43		0.05

0.51		0.06		0.50		0.04		0.49		0.04		0.44		0.01

—		—		—		—		—		—		—		—
—		(0.26)		—		(0.26)		—		(0.26)		—		(0.26)

—		(0.26)		—		(0.26)		—		(0.26)		—		(0.26)

$13.56		$13.05		$13.53		$13.03		$13.52		$13.03		$13.44		$13.00

3.91	%C	0.37	%C	3.84	%C	0.22	%C	3.76	%C	0.22	%C	3.38	%C	(0.01	)%C

$114		$105		$107		$107		$425		$363		$345		$109
4.70	%D	10.23	%D	5.46	%D	10.37	%D	4.78	%D	8.22	%D	5.35	%D	11.36	%D
1.08	%D	1.08	%D	1.36	%D	1.36	%D	1.46	%D	1.48	%D	2.20	%D	2.23	%D
(2.93	)%D	(9.09	)%D	(3.70	)%D	(9.22	)%D	(3.00	)%D	(6.91	)%D	(3.56	)%D	(10.22	)%D
0.69	%D	0.06	%D	0.41	%D	(0.22	)%D	0.33	%D	(0.17	)%D	(0.41	)%D	(1.09	)%D
19	%C	15	%G	19	%C	15	%G	19	%C	15	%G	19	%C	15	%G

American Beacon Global Evolution Frontier Markets Income FundSM

Financial Highlights

(For a share outstanding throughout the period)

	Institutional Class		Y Class		Investor Class
	Feb. 25A to July 31, 2014		Feb. 25A to July 31, 2014		Feb. 25A to July 31, 2014
	(unaudited)		(unaudited)		(unaudited)
Net asset value, beginning of period	$10 .00		$10.00		$10.00

Income from investment operations:
Net investment income	0.26		0.26		0.25
Net gains (losses) on investments (both realized and unrealized)	0.29		0.30		0.29

Total income (loss) from investment operations	0.55		0.56		0.54

Less distributions:
Dividends from net investment income	(0.25)		(0.26)		(0.25)
Distributions from net realized gains	—		—		—

Total distributions	(0.25)		(0.26)		(0.25)

Redemption fees added to beneficial interests E	—		—		—

Net asset value, end of period	$10.30		$10.30		$10.29

Total return B	5.57	%C	5.63	%C	5.39	%C

Ratios and supplemental data:
Net assets, end of period (in thousands)	$11,996		$23,142		$5,457
Ratios to average net assets:
Expenses, before reimbursements	2.41	%D	2.16	%D	2.33	%D
Expenses, net of reimbursements	1.15	%D	1.25	%D	1.53	%D
Net investment income, before expense reimbursements	4.82	%D	5.64	%D	5.51	%D
Net investment income, net of reimbursements	6.08	%D	6.55	%D	6.32	%D
Portfolio turnover rate	16	%C	16	%C	16	%C

A	Commencement of operations.
B	Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.
C	Not annualized.
D	Annualized.
E	Amount represents less than $0.01 per share.

American Beacon Global Evolution Frontier Markets Income FundSM

Financial Highlights

(For a share outstanding throughout the period)

A Class		C Class
Feb. 25A to July 31, 2014		Feb. 25A to July 31, 2014
(unaudited)		(unaudited)
$10.00		$10.00

0.24		0.21
0.30		0.28

0.54		0.49

(0.24)		(0.21)
—		—

(0.24)		(0.21)

—		—

$10.30		$10.28

5.45	%C	4.92	%C

$5,446		$837
2.63	%D	3.83	%D
1.57	%D	2.35	%D
4.84	%D	3.79	%D
5.90	%D	5.28	%D
16	%C	16	%C

Disclosure Regarding the Board of Trustees’ Approval of the Management

Agreements and Investment Advisory Agreements of the Funds (Unaudited)

At its November 11-12, 2013 meetings, the Board of Trustees (“Board”) considered the approval of the Management Agreement between American Beacon Advisors, Inc. (“Manager”) and the American Beacon Funds (“Trust”) on behalf of American Beacon Global Evolution Frontier Markets Income Fund, a new series of the Trust (“Global Evolution Fund”) and the approval of a new investment advisory agreement among the Manager, Global Evolution USA, LLC (“Global Evolution”) and the Trust with respect to the Global Evolution Fund (“Global Evolution Agreement”).

Approval of Management Agreement on Behalf of the Global Evolution Fund

In advance of the meeting, the Board requested and reviewed information provided by the Manager in connection with its consideration of the Management Agreement for the Global Evolution Fund, and the Investment Committee of the Board met with representatives of the Manager. The Board considered, among other materials, responses by the Manager to inquiries requesting:

•	a description of the advisory and related services proposed to be provided to the Global Evolution Fund;

•	identification of the professional personnel who are proposed to be assigned primary responsibility for managing the Global Evolution Fund;

•	an analysis of the proposed advisory fee, and fee waivers, a comparison to the fees charged to other comparable clients and an explanation of any differences between the fee schedules; and

•	any other information the Manager believed would be material to the Board’s consideration of the Management Agreement.

The Board also considered information that had been provided by the Manager to the Board at the May 2013 meeting in connection with the renewal of the Management Agreement between the Manager and the Trust as it related to the existing series of the Trust (“Existing Funds”), and updated information regarding recent business initiatives and various personnel changes at the Manager.

Provided below is an overview of the primary factors the Board considered at its November 11-12, 2013 meetings at which the Board considered the approval of the Management Agreement. In determining whether to approve the Management Agreement, the Board considered, among other things, the following factors: (1) the nature and quality of the services to be provided; (2) the estimated costs to be incurred by the Manager in rendering its services and the resulting profits or losses; (3) the extent to which economies of scale, if any, have been taken into account in setting the fee schedule; (4) whether fee levels reflect economies of scale, if any, for the benefit of investors; (5) comparisons of services and fees with contracts entered into by the Manager with the Existing Funds and with the Acadian Emerging Markets Managed Volatility Fund, Earnest Partners Emerging Markets Equity Fund and the SGA Global Growth Fund (“New Funds”); and (6) any other benefits derived or anticipated to be derived by the Manager from its relationship with the Global Evolution Fund.

The Board did not identify any particular information that was most relevant to its consideration of the Management Agreement, and each Trustee may have afforded different weight to the various factors. The Trustees posed questions to various management personnel of the Manager regarding certain key aspects of the materials submitted in support of the approval. Legal counsel to the independent Trustees provided the Board with a memorandum regarding its responsibilities pertaining to the approval of the Management Agreement. The memorandum explained the regulatory requirements surrounding the Trustees’ process for evaluating investment advisors and the terms of investment advisory contracts. Based on its evaluation, the Board unanimously concluded that the terms of the Management Agreement were reasonable and fair and that the approval of the Management Agreement was in the best interests of the Global Evolution Fund.

Nature, Extent and Quality of Services. The Board noted that it had considered the renewal of the Management Agreement between the Manager and the Trust as it relates to the Existing Funds at its May 2013 meeting. At that meeting, the Board received detailed information regarding the Manager, including information with respect to the scope of services provided by the Manager to the Existing Funds and the background and experience of the Manager’s key investment personnel. At the May meeting, the Board also considered the Manager’s investment approach and goal to provide consistent above average long-term performance at a low cost on behalf of the Existing Funds and the Manager’s culture of compliance and support for compliance operations that reduces risks to the Existing Funds. The Board noted the Manager’s representation that the advisory and related services proposed to be provided to the Global Evolution Fund will be consistent with the services provided to the Existing Funds. The Board also noted that the Global Evolution Fund is a single-manager fund and, therefore, the Manager will not allocate assets among multiple investment advisors, which it does for many of the Existing Funds. The Board considered the background and experience of key investment personnel who will have primary responsibility for the day-to-day oversight of the Global Evolution Fund. Based on the foregoing information, the Board concluded that the nature, extent and quality of the management to be provided by the Manager were appropriate for the Global Evolution Fund.

Investment Performance. The Board noted that the Global Evolution Fund is newly organized and, therefore, had no historical performance for the Board to review. The Board also noted that the Trustees would review the performance of Global Evolution in connection with their consideration of the Global Evolution Agreement.

Costs of the Services Provided to the Global Evolution Fund and the Profits Realized by the Manager from its Relationship with the Global Evolution Fund. In analyzing the cost of services and profitability of the Manager, the Board considered the estimated revenues to be earned and the expenses to be incurred by the Manager. The Board also considered that the Manager will receive administrative service fees to compensate the Manager for providing shareholder and administrative services to the Global Evolution Fund. The Board noted the Manager’s representation that its accounting system does not provide for cost allocation on a fund by fund basis. Accordingly, the Manager created an allocation of expenses based upon the estimated percentage of time spent by its employees on non-distribution related business. Based on the foregoing information, the Board concluded that the estimated profitability at projected asset levels was reasonable in light of the services to be performed by the Manager.

Disclosure Regarding the Board of Trustees’ Approval of the Management

Agreement and Investment Advisory Agreements of the Funds (Unaudited)

Comparisons of the amounts to be paid to the Manager under the Management Agreement and other funds in the relevant Morningstar category. In evaluating the Management Agreement, the Board reviewed the Manager’s proposed management fee schedule. The Board considered a comparison of the management fee rate to be charged by the Manager under the Management Agreement versus the fee rates charged to comparable funds. The Board noted the Manager’s representation that there are no relevant peer group expense ratio comparisons. However, the Board also noted that the management fee rate proposed by the Manager for the Global Evolution Fund is lower than other Morningstar, Inc. (“Morningstar”) actively-managed emerging markets bond funds. In addition, the Board considered that the proposed management fee rate is consistent with the fee rates paid by the Existing Funds and the New Funds. The Board also considered that the Manager has agreed to contractually limit the expenses of the Global Evolution Fund for at least one year following the inception date of the Global Evolution Fund at competitive market levels. This information assisted the Board in concluding that the management fee rate appeared to be within a reasonable range for the services to be provided to the Global Evolution Fund, in light of all the factors considered.

Economies of Scale. The Board considered that the fees to be paid to Global Evolution will be paid directly by the Global Evolution Fund and that the Manager would not benefit economically from that proposed fee arrangement.

Benefits Derived from the Relationship with the Global Evolution Fund. The Board considered the Manager’s representation that it does not anticipate any material “fall-out” benefits resulting from its proposed relationship with the Global Evolution Fund. Based on the foregoing information, the Board concluded that the potential benefits accruing to the Manager by virtue of its relationships with the Global Evolution Fund appear to be fair and reasonable.

Board’s Conclusion. Based on the various considerations described above, the Board, including a majority of Trustees who are not “interested persons” of the Global Evolution Fund or the Manager, as that term is defined in the 1940 Act: (1) concluded that the proposed management fee is fair and reasonable; (2) determined that the Global Evolution Fund and its shareholders would benefit from the Manager’s management of the Global Evolution Fund; and (3) approved the Management Agreement.

Approval of Investment Advisory Agreement with Global Evolution USA, LLC

In advance of the meeting, the Board requested and reviewed information provided by Global Evolution in connection with its consideration of the Global Evolution Agreement, and the Investment Committee of the Board met with representatives of Global Evolution. The Board considered, among other materials, responses by Global Evolution to inquiries requesting:

•	a description of the advisory and related services proposed to be provided to the Global Evolution Fund;

•	identification of the professional personnel to perform services for the Global Evolution Fund and their education, experience and responsibilities;

•	a comparison of investment performance of the Luxembourg-based investment fund (“UCITS”) sponsored by Global Evolution’s parent company with the performance of applicable peer groups and indices;

•	an analysis of the proposed advisory fee, including a comparison with fee rates charged to other clients for which similar services are provided and anticipated economies of scale;

•	a description of the portfolio managers’ compensation and, if compensation is tied to performance, a description of the oversight mechanism to prevent a manager with lagging performance from taking undue risks;

•	a description of Global Evolution’s compliance program and any material compliance matters, as well as its trading activities;

•	a discussion of Global Evolution’s financial condition and confirmation that Global Evolution’s financial condition would not impair its ability to provide high-quality services to the Global Fund; and

•	any other information that Global Evolution believed would be material to the Board’s consideration of the Global Evolution Agreement.

Provided below is an overview of the primary factors the Board considered at its November 11-12, 2013 meetings at which the Board considered the approval of the Global Evolution Agreement. In determining whether to approve the Global Evolution Agreement, the Board considered, among other things, the following factors: (1) the nature and quality of the services to be provided; (2) the investment performance of Global Evolution; (3) the costs to be incurred by Global Evolution in rendering its services and the resulting profits or losses; (4) the extent to which economies of scale, if any, have been taken into account in setting the fee schedule; (5) whether fee levels reflect these economies of scale, if any, for the benefit of investors; (6) comparisons of services and fees with contracts entered into by the Global Evolution with other clients; and (7) any other benefits anticipated to be derived by Global Evolution from its relationship with the Global Evolution Fund.

The Board did not identify any particular information that was most relevant to its consideration of the Global Evolution Agreement, and each Trustee may have afforded different weight to the various factors. The Trustees posed questions to various management personnel of Global Evolution regarding certain key aspects of the materials submitted in support of the approval. Legal counsel to the independent Trustees provided the Board with a memorandum regarding its responsibilities pertaining to the approval of the Global Evolution Agreement. The memorandum explained the regulatory requirements surrounding the Trustees’ process for evaluating investment advisors and the terms of investment advisory contracts. Based on its evaluation, the Board unanimously concluded that the terms of the Global Evolution Agreement were reasonable and fair and that the approval of the Global Evolution Agreement was in the best interests of the Global Evolution Fund.

Nature, extent and quality of the services to be provided by Global Evolution. The Board considered information regarding Global Evolution’s principal business activities, its reputation, financial condition and overall capabilities to perform the services under the

Disclosure Regarding the Board of Trustees’ Approval of the Management

Agreement and Investment Advisory Agreements of the Funds (Unaudited)

Global Evolution Agreement. The Board considered that, as a newly organized investment adviser, Global Evolution would be supported by the investment resources, and infrastructure of its parent company. The Board also considered the adequacy of Global Evolution’s compliance program, which also covers its parent company. In addition, the Board considered the background and experience of the portfolio management personnel who will be assigned responsibility for managing the Global Evolution Fund. The Board considered Global Evolution’s representation that the financial condition of its parent company is adequate to support the provision by Global Evolution of high quality advisory services to the Global Evolution Fund and that current staffing levels were adequate to service the Global Evolution Fund. In addition, the Board took into consideration the Manager’s recommendation of Global Evolution. Based on this information, the Board concluded that the nature, extent and quality of the advisory services to be provided by Global Evolution were appropriate for the Global Evolution Fund in light of its investment objective and, thus, supported a decision to approve the Global Evolution Agreement.

Performance of Global Evolution. The Board evaluated the performance information provided by Global Evolution and the Manager regarding the performance of the UCITS as compared to the JPMorgan EMBI Global Diversified Index (“JPM EMBI Index”) and a relevant peer universe of funds and managers pursuing similar investment objectives. The Board considered that the annualized performance of the UCITS outperformed the JPM EMBI Index for all relevant time periods. The Board also considered how the UCITS would have ranked in the Morningstar Emerging Markets Bond Category, noting that Morningstar does not have a frontier debt category. Based on the foregoing information, the Board concluded that the historical investment performance record of Global Evolution supported approval of the Global Evolution Agreement.

Comparisons of the amounts to be paid under the Agreement with those under contracts between Global Evolution and its other clients. In evaluating the Global Evolution Agreement, the Board reviewed the proposed advisory fee rate for services to be performed by Global Evolution on behalf of the Global Evolution Fund. The Board noted that Global Evolution’s investment advisory fee rate under the Global Evolution Agreement would be paid to Global Evolution by the Global Evolution Fund. The Board considered Global Evolution’s representation that the proposed fee rate is lower than the minimum fees its parent company charges to the UCITS, and the representation that it does not currently have a subadvisory relationship with respect to its frontier markets debt strategy and, therefore, could not provide a basis for comparison of the amounts to be paid under the Global Evolution Agreement. In this regard, the Board also noted the Manager’s representation that the most relevant peer group expense ratio comparisons for the Global Evolution Fund was for Morningstar actively-managed emerging markets bond funds. The Board noted that the combined management and advisory fee rate to be paid to the Manager and Global Evolution was lower than industry averages for this peer group. After evaluating this information, the Board concluded that Global Evolution’s advisory fee rate under the Global Evolution Agreement was reasonable in light of the services to be provided to the Global Evolution Fund.

Costs of the services to be provided and profits to be realized by Global Evolution and its affiliates from its relationship with the Global Evolution Fund. The Board did not consider the costs of the services to be provided and profits to be realized by Global Evolution from its relationship with the Global Evolution Fund, noting instead the arm’s-length nature of the relationship between the Manager and Global Evolution with respect to the negotiation of the advisory fee rate on behalf of the Global Evolution Fund.

Economies of Scale. The Board considered Global Evolution’s representation that the proposed fee rate anticipates any economies of scale in connection with the services that it will provide to the Global Evolution Fund. In this regard, the Board considered Global Evolution’s representation that there is limited worldwide capacity for investment in frontier market debt. Based on the foregoing information, the Board concluded that the breakpoints under the proposed fee schedule reflect economies of scale associated with the services to be provided to the Global Evolution Fund by Global Evolution.

Benefits to be derived by Global Evolution from the relationship with the Global Evolution Fund. The Board considered the “fall-out” or ancillary benefits that might accrue to Global Evolution as a result of its relationship with the Global Evolution Fund, including greater exposure in the marketplace with respect to Global Evolution’s investment process and expanding the level of assets under management by Global Evolution. The Board noted Global Evolution’s representation that it was not possible to quantify the benefits that might accrue to Global Evolution from its relationship with the Global Evolution Fund. The Board also noted Global Evolution’s representation that it does not use soft dollars. Based on the foregoing information, the Board concluded that the potential benefits accruing to Global Evolution by virtue of its relationship with the Global Evolution Fund appear to be fair and reasonable.

Board’s Conclusion. Based on the various considerations described above, the Board, including a majority of Trustees who are not “interested persons” of the Global Evolution Fund, the Manager or Global Evolution, as that term is defined in the 1940 Act, concluded that the proposed investment advisory fee rate is fair and reasonable and that the approval of the Global Evolution Agreement is in the best interests of the Global Evolution Fund and approved the Global Evolution Agreement.

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Delivery of Documents

eDelivery is NOW AVAILABLE- Stop traditional mail delivery and receive your shareholder reports and summary prospectus on-line. Sign up at

www.americanbeaconfunds.com

If you invest in the Fund through a financial institution, you may be able to receive the Fund’s regulatory mailings, such as the Prospectus, Annual Report and Semi-Annual Report, by e-mail. If you are interested in this option, please go to www.icsdelivery.com and search for your financial institution’s name or contact your financial institution directly.

To obtain more information about the Fund:

By E-mail: american_beacon.funds@ambeacon.com	On the Internet: Visit our website at www.americanbeaconfunds.com

By Telephone: Institutional, Y and Investor Classes Call (800) 658-5811	By Mail: American Beacon Funds P.O. Box 219643 Kansas City, MO 64121-9643

Availability of Quarterly Portfolio Schedules

In addition to the Schedule of Investments provided in each semi-annual and annual report, the Fund files a complete schedule of its portfolio holdings with the Securities and Exchange Commission (“SEC”) on Form N-Q as of the first and third fiscal quarters. The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov. The Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Section, 100 F Street, NE, Washington, D.C. 20549-1520. Information regarding the operation of the SEC’s Public Reference Room may be obtained by calling (202) 551-8090. A complete schedule of the Fund’s portfolio holdings is also available on www.americanbeaconfunds.com, approximately twenty days after the end of each month.

Availability of Proxy Voting Policy and Records

A description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is available in the Fund’s Statement of Additional Information, is available free of charge on the Fund’s website www.americanbeaconfunds.com and by calling 1-800-967-9009 or by accessing the SEC’s website at www.sec.gov. The Fund’s proxy voting record for the most recent year ended June 30 is filed annually with the SEC on Form N-PX. The Fund’s Forms N-PX are available on the SEC’s website at www.sec.gov. The Fund’s proxy voting record may also be obtained by calling 1-800-967-9009.

Fund Service Providers:

CUSTODIAN State Street Bank and Trust Boston, Massachusetts	TRANSFER AGENT Boston Financial Data Services Kansas City, Missouri	INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM Ernst & Young LLP Dallas, Texas	DISTRIBUTOR Foreside Fund Services, LLC Portland, Maine

This report is prepared for shareholders of the American Beacon Funds and may be distributed to others only if preceded or accompanied by a current Prospectus or Summary Prospectus.

American Beacon Funds, American Beacon Acadian Emerging Markets Managed Volatility Fund, American Beacon Earnest Partners Emerging Markets Equity Fund, American Beacon SGA Global Growth Fund, and American Beacon Global Evolution Frontier Markets Income Fund are service marks of American Beacon Advisors, Inc.

SAR 7/14

ITEM 2. CODE OF ETHICS.

The Trust did not amend the code of ethics that applies to its principal executive and financial officers (the “Code”) nor did it grant any waivers to the provisions of the Code during the period covered by the shareholder report presented in Item 1.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

The schedules of investments for each series of the Trust are included in the shareholder report presented in Item 1.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not Applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The Trust has made no material changes to the procedures by which shareholders may recommend nominees to the Trust’s Board of Trustees since the Trust last disclosed such procedures in Schedule 14A.

ITEM 11. CONTROLS AND PROCEDURES.

(a) Based upon an evaluation within 90 days of the filing date of this report, the principal executive and financial officers concluded that the disclosure controls and procedures of the Trust are effective.

(b) There were no changes in the Trust’s internal control over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)(1) Not Applicable.

(a)(2) A separate certification for each principal executive officer and principal financial officer of the Trust as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto as EX-99.CERT.

(a)(3) Not Applicable.

(b) The certifications required by Rule 30a-2(b) under the Investment Company Act of 1940 are attached hereto as EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): American Beacon Funds

By	/s/ Gene L. Needles, Jr.
Gene L. Needles, Jr.
President

Date: October 7, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Gene L. Needles, Jr.
Gene L. Needles, Jr.
President

Date: October 7, 2014

By	/s/ Melinda G. Heika
Melinda G. Heika
Treasurer

Date: October 7, 2014